                                 SMITH BARNEY
                                  ALLOCATION
                                  SERIES INC.

                     SEMI-ANNUAL REPORT  |  JULY 31, 2002

        GLOBAL PORTFOLIO

        HIGH GROWTH PORTFOLIO

        GROWTH PORTFOLIO

        BALANCED PORTFOLIO

        CONSERVATIVE PORTFOLIO

        INCOME PORTFOLIO

                                                             [LOGO] Smith Barney
                                                                    Mutual Funds
                                 Your Serious Money. Professionally Managed./SM/


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

Table of Contents

Letter to Shareholders...................   1

Smith Barney Allocation Series Portfolios

    Global Portfolio.....................   6

    High Growth Portfolio................  11

    Growth Portfolio.....................  16

    Balanced Portfolio...................  21

    Conservative Portfolio...............  26

    Income Portfolio.....................  31

Schedules of Investments.................  36

Statements of Assets and Liabilities.....  42

Statements of Operations.................  43

Statements of Changes in Net Assets......  44

Notes to Financial Statements............  46

Financial Highlights.....................  51

Directors and Officers................... IBC

Dear Shareholder:


[PHOTO]
Heath B. McLendon
Chairman

Heath B. McLendon
Chairman


Enclosed herein is the semi-annual report for the Smith Barney Allocation Series Inc. -- Global, High Growth, Growth, Balanced, Conservative and Income Portfolios ("Portfolio(s)") for the period ended July 31, 2002. In this report we discuss the period's prevailing market and economic conditions and outline our investment strategy. A detailed summary of the performance and current holdings of each Portfolio can be found in the appropriate sections. We hope you find this report to be useful and informative.

Please note that this report has been prepared for the information of shareholders of the Smith Barney Allocation Series and is not authorized for use unless preceded or accompanied by a current prospectus. The prospectus includes information regarding the Portfolios' sales charges, expenses, objectives, policies, management, performance and other information. Please read it carefully before you invest or send money.

Investment Strategy
Each Portfolio is a "fund of funds" -- meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds and money market instruments. These underlying mutual funds will be open-end funds managed by the investment manager or its affiliates and have investment goals similar, but not identical to, those of the Portfolios.

Each Portfolio is managed as an asset allocation program with a Target Allocation and a Target Range. Target Allocation is the manager's initial strategic focus in allocating between equity funds and fixed-income funds. Target Range is the range in which the manager may vary from the Target Allocation.

The chart below shows the performance of Class A shares of the six Portfolios, without sales charges, for the six-month period ended July 31, 2002. The performance and current holdings of each Portfolio are discussed in greater detail on the following pages. Additional performance information for all of the six Portfolios can be found on pages 6 through 35.

The Performance of Smith Barney Allocation Series Portfolios

Class A Shares Total Returns for the Six Months Ended July 31, 2002

                                           Class A Shares
                                       Without Sales Charges/1/
                                       -----------------------
                Global Portfolio               (15.67)%
                High Growth Portfolio          (19.55)
                Growth Portfolio               (15.70)
                Balanced Portfolio              (8.06)
                Conservative Portfolio          (5.01)
                Income Portfolio                (2.56)

Market Update
The period was an extremely difficult one for stock market participants. Equity markets around the world fell to levels below those seen in September 2001 and many lost the gains they made during the previous five years. Contributing to this equity market weakness were several well-publicized corporate accounting and corporate governance scandals, along with continued threats to geopolitical stability. Both factors raised uncertainty among equity investors during the period and prompted a flight to quality as investors sought out equity alternatives that they perceived as carrying less risk, including bonds and cash. Fixed-income markets performed reasonably well during the period, recording price increases that helped make up for low yield levels.

The period also was a volatile one for investors. At the beginning of the reporting period, it looked as though the markets might recover from the lows seen after the tragic events of September 11th. Equity markets improved, reflecting the emerging belief that the global economy was beginning to recover. However, the revelation of massive accounting irregularities at Enron quickly dampened investor enthusiasm. On the geopolitical front, tensions grew in the Middle East, India and Pakistan. More and more corporations restated their earnings. A second major disappointment came with the collapse of WorldCom, Inc., one of the highest fliers of the bull market. The collapse of WorldCom, Inc. only served to increase investor skepticism, leading many to conclude that equities were generally overvalued given the potential risk involved.

--------

1 These total return figures do not reflect the deduction of a sales charge for each Portfolio's Class A shares. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The shorter the time period of your investment, the greater the possibility of loss. Portfolio shares are not deposits or obligations of, or insured or guaranteed by, the U.S. government, any financial institution, the Federal Deposit Insurance Corporation, or any other agency, entity, or person.

Equity losses were also recorded in many non-U.S. markets. The best performing region was Asia. Meanwhile, the dollar experienced a period of extreme weakness against two major currencies -- the euro and the yen. We believe the dollar's weakness was caused by a lack of confidence in U.S. corporate accounting standards, the ballooning U.S. current account deficit/2/ and concern that the U.S. economic recovery would not take hold.

As the global equity market slumped, however, the global economic picture remained relatively healthy. Accommodative monetary policy (an increase in the supply of money to make credit more easily available) and low interest rates from the world's central banks helped fuel consumer spending, particularly in housing. Global governments spent liberally during the period, contributing to growth in Gross Domestic Product ("GDP")/3/.

Global bond markets also performed well in this environment of weak stock prices, robust spending and low interest rates. This strong performance in fixed-income investments helped offset some of the losses that many balanced funds saw on the equity portion of their investments.

Market Outlook
What does the future hold? No one can predict market turns. We do foresee a recovery in equity prices at some point in the near future. Could markets fall further? Quite possibly. New information comes to the market each day and surprises are always possible. We do expect the economies of the world to stabilize, leading to relatively normal growth in GDP for 2003. Against an environment of growth, we believe interest rates could begin rising in 2003 -- causing a decline in bond prices.

Although equity valuations were low from a historical perspective (especially when compared to bond prices), we believe a market catalyst could boost investor confidence and cause them to begin rising again. This catalyst could be the capture of Osama Bin Laden, U.S. military action against Iraq or simply the realization among investors that the worst is over -- the world's economies are reasonably strong, corporate accounting scandals have been addressed by industry reforms and government regulations, and equities are relatively inexpensive.


--------
2 A country's current account is a measure of the net value of its current transactions, including the sale and purchase of goods and services and the receipt and distribution of interest payments.
3 GDP is a market value of goods and services produced by labor and property in a given country.

Thank you for investing in the Smith Barney Allocation Series Inc. We look forward to helping you pursue your financial goals in the future.

Sincerely,

/s/ Heath Mclendon
Heath B. McLendon
Chairman

and

The Investment Management Team

August 21, 2002

The information provided in this letter and all of the following market commentaries on pages 6 through 31 represent the opinion of the portfolio manager(s) and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Views expressed are those of the portfolio manager(s) and may differ from other portfolio managers or the firm as a whole. Further, there is no assurance that certain securities will remain in or out of the Portfolios or the percentage of the Portfolios' assets held in various sectors will remain the same. Also, please note any discussion of the Portfolios' holdings is as of July 31, 2002, and is subject to change.

                      The Benefits of Long-Term Investing
       Growth of $10,000 Invested in the S&P 500 Index, Lehman Brothers Government/Credit Bond Index, Salomon Smith Barney World Government Bond Index
         and Morgan Stanley Capital International ("MSCI") EAFE Index
                            (July 1992 - July 2002)
                                  (unaudited)



                                     [CHART]


                       Salomon Smith Barney                    Lehman Brothers
           S&P 500       World Government         MSCI        Government/Credit
            Index           Bond Index         EAFE Index        Bond Index
           -------      ------------------     ----------     -----------------
7/1992     $10,000           $10,000            $10,000            $10,000
1/1993      11,058            10,931              8,973             11,158
1/1994      12,479            12,105             12,938             12,307
1/1995      12,544            11,806             12,396             11,925
1/1996      17,388            13,879             14,439             14,038
1/1997      21,967            15,073             14,759             14,373
1/1998      27,876            16,891             16,301             15,979
1/1999      36,937            19,553             18,677             17,373
1/2000      40,753            18,369             22,272             16,874
1/2001      40,383            20,514             20,419             19,195
1/2002      33,864            19,961             15,150             20,635
7/2002      27,522            22,560             14,187             21,409


The S&P 500 Index is a capitalization-weighted index of 500 widely held common stocks. The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman Brothers Government/Corporate Bond Index, is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Smith Barney World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. The MSCI EAFE Index consists of the equity total returns for Europe, Australasia and the Far East. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index and the performance of these indices does not represent the performance of any Smith Barney Fund. Past performance is not indicative of future results.

THE GLOBAL PORTFOLIO

                            Target Asset Allocation

                                     [CHART]

                              Stock Funds      100%


The Global Portfolio seeks capital appreciation by investing 100% of its assets in global, international and U.S. stock funds.
The Target Asset Allocation set forth above represents an approximate mix of investments for the Global Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Smith Barney Allocation Series' Board of Directors.


                               Index Comparison*

                     S&P 500**                    (18.73)%
                     Russell 2000(R)***           (18.24)
                     MSCI EAFE+                    (6.36)
                     MSCI Emerging Markets Free++  (8.79)

 * The chart above represents total returns for the six months ended July 31, 2002.
** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
 + The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
++ The MSCI Emerging Markets Free Index is a broad-based unmanaged index of emerging market companies with an average size of $800 million and the index performance of emerging markets in South America, South Africa, Asia and Eastern Europe. Please note that an investor cannot invest directly in an index.

                              Performance Update

The Global Portfolio's ("Portfolio") Class A shares, without sales charges, returned negative 15.67% for the six months ended July 31, 2002. The chart that appears on page 10 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented by the Portfolio.

                             Investment Objective

The Portfolio seeks capital appreciation and is the most aggressively managed Portfolio of the Smith Barney Allocation Series Inc. It is designed for investors who are willing to tolerate higher short-term market fluctuations for potential long-term gains.


                               -----------------

Please be aware that, unlike the other five Portfolios in the Smith Barney Allocation Series Inc., the Global Portfolio is designed to further diversify an investor's existing investment portfolio and is not intended to be a complete investment program. (Please note that international investing involves certain risks, such as currency fluctuation, differing accounting and financial standards and the potential for adverse political developments, among others.)

The Allocation Series Global Portfolio Breakdown (as of 7/31/02) (unaudited)

                                     [CHART]

Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global
          Value Fund                                                         35%
  Top 5 Holdings:
        Pharmacia Corp.
        HSBC Holdings PLC
        International Business Machines Corp.
        Unilever PLC
        Alstom

Smith Barney World Funds, Inc. -  International All Cap Growth Portfolio     31%
   Top 5 Holdings:
        Grafton Group PLC
        Novartis AG
        Groupe Danone
        Tomra Systems ASA
        Wal-Mart de Mexico SA de CV

Smith Barney Investment Trust - Smith Barney Large Capitalization
          Growth Fund                                                        15%
   Top 5 Holdings:
        Berkshire Hathaway Inc.
        Gillette Co.
        Pfizer Inc.
        Coca Cola Co.
        Intel Corp.

Smith Barney Small Cap Core Fund, Inc.                                       10%
   Top 5 Holdings:
        Ametek Inc.
        Mid Atlantic Medical Services, Inc.
        Curtiss-Wright Corp.
        Apria Healthcare Group Inc.
        Corinthian Colleges, Inc.

Smith Barney Funds, Inc. - Large Cap Value Fund                               5%
   Top 5 Holdings:
        Wells Fargo Corp.
        Exxon Mobil Corp.
        J.P. Morgan Chase & Co.
        Philip Morris Cos. Inc.
        Federal National Mortgage Association (FNMA)

Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                4%
   Top 5 Holdings:
        North Fork Bancorp, Inc.
        L3 Communications Holding Corp.
        AMBAC Financial Group Inc.
        SPX Corp.
        Danaher Corp.

THE GLOBAL PORTFOLIO

Historical Performance -- Class A Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $ 8.87           $ 7.48       $0.00       $0.00        (15.67)%++
--------------------------------------------------------------------------------------------
1/31/02                     11.93             8.87        0.00        0.69        (20.21)
--------------------------------------------------------------------------------------------
1/31/01                     13.67            11.93        0.12        0.36         (9.29)
--------------------------------------------------------------------------------------------
1/31/00                     11.16            13.67        0.20        0.04         24.57
--------------------------------------------------------------------------------------------
Inception* - 1/31/99        11.40            11.16        0.04        0.01         (1.60)++
--------------------------------------------------------------------------------------------
Total                                                    $0.36       $1.10
--------------------------------------------------------------------------------------------

Historical Performance -- Class B Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $ 8.78           $ 7.38       $0.00       $0.00        (15.95)%++
--------------------------------------------------------------------------------------------
1/31/02                     11.92             8.78        0.00        0.69        (20.93)
--------------------------------------------------------------------------------------------
1/31/01                     13.65            11.92        0.03        0.36         (9.92)
--------------------------------------------------------------------------------------------
1/31/00                     11.15            13.65        0.09        0.04         23.59
--------------------------------------------------------------------------------------------
Inception* - 1/31/99        11.40            11.15        0.00        0.01         (2.16)++
--------------------------------------------------------------------------------------------
Total                                                    $0.12       $1.10
--------------------------------------------------------------------------------------------

Historical Performance -- Class L Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $ 8.78           $ 7.38       $0.00       $0.00        (15.95)%++
--------------------------------------------------------------------------------------------
1/31/02                     11.91             8.78        0.00        0.69        (20.86)
--------------------------------------------------------------------------------------------
1/31/01                     13.64            11.91        0.03        0.36         (9.93)
--------------------------------------------------------------------------------------------
1/31/00                     11.14            13.64        0.09        0.04         23.61
--------------------------------------------------------------------------------------------
Inception* - 1/31/99        11.40            11.14        0.00        0.01         (2.25)++
--------------------------------------------------------------------------------------------
Total                                                    $0.12       $1.10
--------------------------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns+

                           Without Sales Charges/(1)/
                           --------------------------
                           Class A  Class B  Class L
-----------------------------------------------------
-----------------------------------------------------
Six Months Ended 7/31/02++ (15.67)% (15.95)% (15.95)%
-----------------------------------------------------
Year Ended 7/31/02         (21.35)  (21.99)  (21.99)
-----------------------------------------------------
Inception* through 7/31/02  (6.39)   (7.09)   (7.09)
-----------------------------------------------------

                            With Sales Charges/(2)/
                           --------------------------
                           Class A  Class B  Class L
-----------------------------------------------------
Six Months Ended 7/31/02++ (19.91)% (20.15)% (17.63)%
-----------------------------------------------------
Year Ended 7/31/02         (25.27)  (25.89)  (23.58)
-----------------------------------------------------
Inception* through 7/31/02  (7.47)   (7.28)   (7.31)
-----------------------------------------------------

Cumulative Total Returns+

                                     Without Sales Charges/(1)/
---------------------------------------------------------------
Class A (Inception* through 7/31/02)          (25.18)%
---------------------------------------------------------------
Class B (Inception* through 7/31/02)          (27.61)
---------------------------------------------------------------
Class L (Inception* through 7/31/02)          (27.60)
---------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 *  Inception date for Class A, B and L shares is March 9, 1998.

Growth of $10,000 Invested in Class A, B and L Shares of the Global Portfolio vs.
the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Morgan Stanley Capital International Emerging Markets Free Index March 9, 1998 -- July 31, 2002 (unaudited)


                                    [CHART]

             Global      Global       Global
           Portfolio-  Portfolio-   Portfolio-      S&P                                     MSCI Emerging
             Class A     Class B     Class L        500       Russell 2000     MSCI EAFE    Markets Free
             Shares      Shares       Shares       Index         Index          Index          Index
             ------      ------       ------       -----         -----          -----          -----
3/9/98       9,500       10,000        9,896       10,000        10,000         10,000        10,000
1/99         9,348        9,784        9,674       12,318         9,362         10,748         7,292
1/00        11,646       12,092       11,958       13,591        11,023         12,817        12,713
1/01        10,564       10,892       10,770       13,467        11,430         11,751        10,039
1/02         8,429        8,613        8,523       11,293        11,019          8,719         8,861
7/31/2002    7,108        7,175        7,164        9,178         9,009          8,164         8,083



The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on March 9, 1998 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2002. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index consists of the equity total returns for Europe, Australasia and the Far East. The MSCI Emerging Markets Free Index consists of emerging market companies with an average size of $800 million, the index performance of emerging markets in South America, South Africa, Asia and Eastern Europe. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

THE HIGH GROWTH PORTFOLIO

                            Target Asset Allocation

                                    [CHART]

Bond Funds                                                                   10%
Stock Funds                                                                  90%

The High Growth Portfolio seeks capital appreciation by investing a high percentage of its assets in aggressive equity funds.

The Target Asset Allocation set forth above represents an approximate mix of investments for the High Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, upon the approval of the Smith Barney Allocation Series' Board of Directors.

                               Index Comparison*

                         S&P 500**            (18.73)%
                         Russell 2000(R)***   (18.24)
                         MSCI EAFE+            (6.36)
                         Salomon Smith Barney
                          High-Yield Market++ (11.25)

  * The chart above represents total returns for the six months ended July 31, 2002.
 ** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
  + The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
 ++ The Salomon Smith Barney High-Yield Market Index is a broad-based unmanaged index of high-yield securities. Please note that an investor cannot invest directly in an index.



                              Performance Update

The High Growth Portfolio's ("Portfolio") Class A shares, without sales charges, returned negative 19.55% for the six months ended July 31, 2002. The chart that appears on page 15 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented by the Portfolio.

                             Investment Objective

The Portfolio seeks capital appreciation. Among the Portfolios of the Smith Barney Allocation Series Inc., the Portfolio invests the largest percentage of its assets in aggressive stock mutual funds that focus on smaller, more speculative companies, as well as mid-sized (or larger) companies/1/ with the potential for rapid growth. Moreover, a significant portion of the Portfolio is invested in international or emerging markets/2 /funds in order to achieve a greater level of diversification.



1 Please be aware that investments in mid- and small-cap companies entail greater risk than investments in their large-cap counterparts.
2 Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets.

The Allocation Series High Growth Portfolio Breakdown (as of 7/31/02)
(unaudited)


                                     [CHART]

Smith Barney Small Cap Core Fund, Inc.                                       22%
   Top 5 Holdings:
        Ametek Inc.
        Mid Atlantic Medical Services, Inc.
        Curtiss-Wright Corp.
        Apria Healthcare Group Inc.
        Corinthian Colleges, Inc.

Smith Barney Investment Trust - Smith Barney Large Capitalization
 Growth Fund                                                                 15%
   Top 5 Holdings:
        Berkshire Hathaway Inc.
        Gillette Co.
        Pfizer Inc.
        Coca Cola Co.
        Intel Corp.

Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global
 Value Fund                                                                  11%
   Top 5 Holdings:
        Pharmacia Corp.
        HSBC Holdings PLC
        International Business Machines Corp.
        Unilever PLC
        Alstom

Smith Barney Aggressive Growth Fund Inc.                                     10%
   Top 5 Holdings:
        UnitedHealth Group Inc.
        Forest Laboratories, Inc.
        Lehman Brothers Holdings Inc.
        Amgen Inc.
        Weatherford International Ltd.

Smith Barney Investment Funds Inc. - Smith Barney Peachtree Growth Fund       8%
   Top 5 Holdings:
        HCA Inc.
        ConAgra Foods, Inc.
        Apollo Group Ltd.
        The Clorox Co.
        MetLife, Inc.

Smith Barney World Funds, Inc. - International All Cap Growth Portfolio       8%
   Top 5 Holdings:
        Grafton Group PLC
        Novartis AG
        Groupe Danone
        Tomra Systems ASA
        Wal-Mart de Mexico SA de CV

Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                6%
   Top 5 Holdings:
        North Fork Bancorp, Inc.
        L3 Communications Holding Corp.
        AMBAC Financial Group Inc.
        SPX Corp.
        Danaher Corp.

Smith Barney Funds, Inc. - Large Cap Value Fund                               5%
   Top 5 Holdings:
        Wells Fargo Corp.
        Exxon Mobil Corp.
        J.P. Morgan Chase & Co.
        Philip Morris Cos. Inc.
        Federal National Mortgage Association (FNMA)

Smith Barney Income Funds - Smith Barney High Income Fund                     5%
   Top 5 Holdings:
        Stone Container Finance Corp.
        Intrawest Corp.
        Premier Parks Inc.
        Rogers Cablesystems Ltd.
        Huntsman ICI Holdings LLC

Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund       5%
   Top 5 Holdings:
        Oxford Health Plans, Inc.
        Career Education Corp.
        Chicos FAS Inc.
        Activision Inc.
        CACI International Inc.

Smith Barney Investment Series - Smith Barney Growth and Income Fund          5%
   Top 5 Holdings:
        American International Group Inc.
        Microsoft Corp.
        Exxon Mobil Corp.
        Costco Wholesale Corp.
        Verizon Communications

THE HIGH GROWTH PORTFOLIO


Historical Performance -- Class A Shares

                               Net Asset Value
                      ---------------------------------- Income   Capital Gain     Total
Period Ended          Beginning of Period End of Period Dividends Distributions Returns/(1)+/
---------------------------------------------------------------------------------------------
7/31/02                     $12.12           $ 9.75       $0.00       $0.00        (19.55)%++
---------------------------------------------------------------------------------------------
1/31/02                      15.11            12.12        0.00*       0.57        (16.25)
---------------------------------------------------------------------------------------------
1/31/01                      16.81            15.11        0.67        0.84         (0.94)
---------------------------------------------------------------------------------------------
1/31/00                      14.86            16.81        0.53        0.35         18.97
---------------------------------------------------------------------------------------------
1/31/99                      12.97            14.86        0.08        0.48         19.15
---------------------------------------------------------------------------------------------
1/31/98                      12.41            12.97        0.13        0.33          8.25
---------------------------------------------------------------------------------------------
Inception** - 1/31/97        11.40            12.41        0.20        0.04         11.04++
---------------------------------------------------------------------------------------------
Total                                                     $1.61       $2.61
---------------------------------------------------------------------------------------------

Historical Performance -- Class B Shares

                               Net Asset Value
                      ---------------------------------- Income   Capital Gain     Total
Period Ended          Beginning of Period End of Period Dividends Distributions Returns/(1)+/
---------------------------------------------------------------------------------------------
7/31/02                     $12.01           $ 9.62       $0.00       $0.00        (19.90)%++
---------------------------------------------------------------------------------------------
1/31/02                      15.08            12.01        0.00        0.57        (16.83)
---------------------------------------------------------------------------------------------
1/31/01                      16.74            15.08        0.52        0.84         (1.65)
---------------------------------------------------------------------------------------------
1/31/00                      14.81            16.74        0.39        0.35         18.01
---------------------------------------------------------------------------------------------
1/31/99                      12.95            14.81        0.00        0.48         18.30
---------------------------------------------------------------------------------------------
1/31/98                      12.41            12.95        0.05        0.33          7.44
---------------------------------------------------------------------------------------------
Inception** - 1/31/97        11.40            12.41        0.07        0.04          9.91++
---------------------------------------------------------------------------------------------
Total                                                     $1.03       $2.61
---------------------------------------------------------------------------------------------

Historical Performance -- Class L Shares

                               Net Asset Value
                      ---------------------------------- Income   Capital Gain     Total
Period Ended          Beginning of Period End of Period Dividends Distributions Returns/(1)+/
---------------------------------------------------------------------------------------------
7/31/02                     $12.01           $ 9.64       $0.00       $0.00        (19.73)%++
---------------------------------------------------------------------------------------------
1/31/02                      15.09            12.01        0.00        0.57        (16.88)
---------------------------------------------------------------------------------------------
1/31/01                      16.75            15.09        0.52        0.84         (1.65)
---------------------------------------------------------------------------------------------
1/31/00                      14.81            16.75        0.39        0.35         18.08
---------------------------------------------------------------------------------------------
1/31/99                      12.96            14.81        0.00        0.48         18.21
---------------------------------------------------------------------------------------------
1/31/98                      12.42            12.96        0.05        0.33          7.44
---------------------------------------------------------------------------------------------
Inception** - 1/31/97        11.40            12.42        0.07        0.04         10.00++
---------------------------------------------------------------------------------------------
Total                                                     $1.03       $2.61
---------------------------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns+

                                         Without Sales Charges/(1)/
                                         --------------------------
                                         Class A  Class B  Class L
             ------------------------------------------------------
             Six Months Ended 7/31/02++  (19.55)% (19.90)% (19.73)%
             ------------------------------------------------------
             Year Ended 7/31/02          (24.24)  (24.78)  (24.69)
             ------------------------------------------------------
             Five Years Ended 7/31/02     (1.53)   (2.27)   (2.24)
             ------------------------------------------------------
             Inception** through 7/31/02   2.00     1.20     1.23
             ------------------------------------------------------

                                          With Sales Charges/(2)/
                                         --------------------------
                                         Class A  Class B  Class L
             ------------------------------------------------------
             Six Months Ended 7/31/02++  (23.59)% (23.91)% (21.32)%
             ------------------------------------------------------
             Year Ended 7/31/02          (28.04)  (28.55)  (26.19)
             ------------------------------------------------------
             Five Years Ended 7/31/02     (2.53)   (2.42)   (2.44)
             ------------------------------------------------------
             Inception** through 7/31/02   1.20     1.20     1.06
             ------------------------------------------------------

Cumulative Total Returns+

                                      Without Sales Charges/(1)/
----------------------------------------------------------------
Class A (Inception** through 7/31/02)           13.72%
----------------------------------------------------------------
Class B (Inception** through 7/31/02)            8.03
----------------------------------------------------------------
Class L (Inception** through 7/31/02)            8.24
----------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*   Amount represents less than $0.01 per share.
**  Inception date for Class A, B and L shares is February 5, 1996.

Growth of $10,000 Invested in Class A, B and L Shares of the High Growth Portfolio vs. the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Salomon Smith Barney High-Yield Market Index

February 5, 1996 -- July 31, 2002 (unaudited)

                                    [CHART]

          High Growth    High Growth      High Growth
           Portfolio-     Portfolio-       Portfolio-       S&P 500         Russell        MSCI         Salomon Smith Barney
        Class A Shares  Class B Shares   Class L Shares      Index         2000 Index   EAFE Index    High-Yield Market Index
        --------------  --------------   --------------  ----------------  ----------   ----------    -----------------------
2/5/96      9,500         10,000            9,896            10,000         10,000        10,000             10,000
1/97       10,549         10,991           10,886            12,630         11,897        10,220             11,049
1/98       11,419         11,809           11,695            16,026         14,047        11,272             12,693
1/99       13,607         13,971           13,825            21,235         14,099        12,915             13,050
1/00       16,187         16,487           16,324            23,429         16,601        15,400             12,973
1/01       16,035         16,215           16,055            23,216         17,213        14,119             13,170
1/31/02    13,430         13,487           13,344            19,469         16,595        10,476             13,066
7/31/02    10,803         10,803           10,711            15,822         13,568         9,810             11,596

The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2002. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index consists of the equity total returns for Europe, Australia and the Far East. The Salomon Smith Barney High-Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

THE GROWTH PORTFOLIO

                            Target Asset Allocation

                                    [CHART]

                            Bond Funds      30%
                            Stock Funds     70%

The Growth Portfolio seeks long-term growth of capital by investing primarily in funds containing the issues of more established companies.
The Target Asset Allocation set forth above represents an approximate mix of investments for the Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Smith Barney Allocation Series' Board of Directors.

                               Index Comparison*

                      S&P 500**                   (18.73)%
                      Russell 2000(R)***          (18.24)
                      MSCI EAFE+                   (6.36)
                      Lehman Brothers Government/
                       Credit Bond++                3.75

  * The chart above represents total returns for the six months ended July 31, 2002.
 ** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
  + The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
 ++ The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman
    Brothers Government/Corporate Bond Index, tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. Please note that an investor cannot invest directly in an index.

                              Performance Update

The Growth Portfolio's ("Portfolio") Class A shares, without sales charges, returned negative 15.70% for the six months ended July 31, 2002. The chart that appears on page 20 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented by the Portfolio.

                             Investment Objective

The Portfolio seeks long-term growth of capital. Among the Portfolios of the Smith Barney Allocation Series Inc., the Portfolio invests the highest percentage of its assets in large-capitalization stock mutual funds to provide growth. The Portfolio's stock allocation also includes funds that invest in small- and mid-cap stocks/1/ and international securities. In addition, a significant portion of the Portfolio is allocated to bonds to help reduce its potential volatility.


1 Please be aware that investments in mid- and small-cap companies entail greater risk than investments in their large-cap counterparts.

The Allocation Series Growth Portfolio Breakdown (as of 7/31/02) (unaudited)

                                    [CHART]

Smith Barney Investment Funds Inc. - Smith Barney Investment Grade
          Bond Fund                                                          11%
   Top 5 Holdings:
        Federal National Mortgage Association (FNMA)
        U.S. Treasury Bonds
        U.S. Treasury Notes
        Federal Home Loan Mortgage Corp. (FHLMC)
        Abbey National PLC

Smith Barney Funds, Inc. - Large Cap Value Fund                              10%
   Top 5 Holdings:
        Wells Fargo Corp.
        Exxon Mobil Corp.
        J.P. Morgan Chase & Co.
        Philip Morris Cos. Inc.
        Federal National Mortgage Association (FNMA)

Smith Barney Investment Trust - Smith Barney Large Capitalization
          Growth Fund                                                        10%
   Top 5 Holdings:
        Berkshire Hathaway Inc.
        Gillette Co.
        Pfizer Inc.
        Coca Cola Co.
        Intel Corp.

Smith Barney Investment Series - Smith Barney Growth and Income Fund         10%
   Top 5 Holdings:
        American International Group Inc.
        Microsoft Corp.
        Exxon Mobil Corp.
        Costco Wholesale Corp.
        Verizon Communications

Smith Barney Income Funds - Smith Barney High Income Fund                    10%
   Top 5 Holdings:
        Stone Container Finance Corp.
        Intrawest Corp.
        Premier Parks Inc.
        Rogers Cablesystems Ltd.
        Huntsman ICI Holdings LLC

Smith Barney Investment Funds Inc. - Smith Barney Peachtree Growth Fund       8%
   Top 5 Holdings:
        HCA Inc.
        ConAgra Foods, Inc.
        Apollo Group Ltd.
        The Clorox Co.
        MetLife, Inc.

Smith Barney World Funds, Inc. - International All Cap Growth Portfolio       8%
     Top 5 Holdings:
        Grafton Group PLC
        Novartis AG
        Groupe Danone
        Tomra Systems ASA
        Wal-Mart de Mexico SA de CV

Smith Barney Investment Funds Inc. - Smith Barney Government
          Securities Fund                                                     6%
   Sector Breakdown:
        U.S. Government Agencies        65.10%
        U.S. Treasuries                 17.80%
        Repurchase Agreement            15.50%
        Asset-Backed Securities          1.60%

Smith Barney Investment Funds, Inc. - Smith Barney Hansberger Global
          Value Fund                                                          6%
   Top 5 Holdings:
        Pharmacia Corp.
        HSBC Holdings PLC
        International Business Machines Corp.
        Unilever PLC
        Alstom

Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                6%
   Top 5 Holdings:
        North Fork Bancorp, Inc.
        L3 Communications Holding Corp.
        AMBAC Financial Group Inc.
        SPX Corp.
        Danaher Corp.

Smith Barney Small Cap Core Fund, Inc.                                        6%
   Top 5 Holdings:
        Ametek Inc.
        Mid Atlantic Medical Services, Inc.
        Curtiss-Wright Corp.
        Apria Healthcare Group Inc.
        Corinthian Colleges, Inc.

Smith Barney Aggressive Growth Fund Inc.                                      5%
   Top 5 Holdings:
        UnitedHealth Group Inc.
        Forest Laboratories, Inc.
        Lehman Brothers Holdings Inc.
        Amgen Inc.
        Weatherford International Ltd.

Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund       4%
Top 5 Holdings:
        Oxford Health Plans, Inc.
        Career Education Corp.
        Chicos FAS Inc.
        Activision Inc.
        CACI International Inc.

THE GROWTH PORTFOLIO


Historical Performance -- Class A Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $10.89           $ 9.18       $0.00       $0.00        (15.70)%++
--------------------------------------------------------------------------------------------
1/31/02                     13.64            10.89        0.24        0.69        (13.56)
--------------------------------------------------------------------------------------------
1/31/01                     15.11            13.64        0.60        0.88          0.21
--------------------------------------------------------------------------------------------
1/31/00                     14.43            15.11        0.49        0.35         10.53
--------------------------------------------------------------------------------------------
1/31/99                     12.99            14.43        0.27        0.37         16.20
--------------------------------------------------------------------------------------------
1/31/98                     12.32            12.99        0.32        0.46         11.82
--------------------------------------------------------------------------------------------
Inception* - 1/31/97        11.40            12.32        0.31        0.02         11.08++
--------------------------------------------------------------------------------------------
Total                                                    $2.23       $2.77
--------------------------------------------------------------------------------------------

Historical Performance -- Class B Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $10.98           $ 9.22       $0.00       $0.00        (16.03)%++
--------------------------------------------------------------------------------------------
1/31/02                     13.74            10.98        0.15        0.69        (14.17)
--------------------------------------------------------------------------------------------
1/31/01                     15.18            13.74        0.46        0.88         (0.56)
--------------------------------------------------------------------------------------------
1/31/00                     14.48            15.18        0.34        0.35          9.61
--------------------------------------------------------------------------------------------
1/31/99                     13.00            14.48        0.13        0.37         15.40
--------------------------------------------------------------------------------------------
1/31/98                     12.33            13.00        0.21        0.46         10.93
--------------------------------------------------------------------------------------------
Inception* - 1/31/97        11.40            12.33        0.22        0.02         10.32++
--------------------------------------------------------------------------------------------
Total                                                    $1.51       $2.77
--------------------------------------------------------------------------------------------

Historical Performance -- Class L Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $11.00           $ 9.24       $0.00       $0.00        (16.00)%++
--------------------------------------------------------------------------------------------
1/31/02                     13.74            11.00        0.15        0.69        (14.01)
--------------------------------------------------------------------------------------------
1/31/01                     15.19            13.74        0.46        0.88         (0.62)
--------------------------------------------------------------------------------------------
1/31/00                     14.48            15.19        0.34        0.35          9.68
--------------------------------------------------------------------------------------------
1/31/99                     13.00            14.48        0.13        0.37         15.40
--------------------------------------------------------------------------------------------
1/31/98                     12.33            13.00        0.21        0.46         10.92
--------------------------------------------------------------------------------------------
Inception* - 1/31/97        11.40            12.33        0.22        0.02         10.32++
--------------------------------------------------------------------------------------------
Total                                                    $1.51       $2.77
--------------------------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns+

                           Without Sales Charges/(1)/
                           --------------------------
                           Class A  Class B  Class L
-----------------------------------------------------
-----------------------------------------------------
Six Months Ended 7/31/02++ (15.70)% (16.03)% (16.00)%
-----------------------------------------------------
Year Ended 7/31/02         (19.78)  (20.39)  (20.28)
-----------------------------------------------------
Five Years Ended 7/31/02    (1.11)   (1.86)   (1.82)
-----------------------------------------------------
Inception* through 7/31/02   2.38     1.62     1.65
-----------------------------------------------------

                            With Sales Charges/(2)/
                           --------------------------
                           Class A  Class B  Class L
-----------------------------------------------------
-----------------------------------------------------
Six Months Ended 7/31/02++ (19.90)% (20.23)% (17.66)%
-----------------------------------------------------
Year Ended 7/31/02         (23.78)  (24.10)  (21.84)
-----------------------------------------------------
Five Years Ended 7/31/02    (2.12)   (2.01)   (2.02)
-----------------------------------------------------
Inception* through 7/31/02   1.57     1.62     1.48
-----------------------------------------------------

Cumulative Total Returns+

                                     Without Sales Charges/(1)/
---------------------------------------------------------------
Class A (Inception* through 7/31/02)           16.49%
---------------------------------------------------------------
Class B (Inception* through 7/31/02)           10.95
---------------------------------------------------------------
Class L (Inception* through 7/31/02)           11.18
---------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 *  Inception date for Class A, B and L shares is February 5, 1996.

Growth of $10,000 Invested in Class A, B and L Shares of the Growth Portfolio vs. the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Lehman Brothers Government/Credit Bond Index

February 5, 1996 -- July 31, 2002 (unaudited)



                                    [CHART]



             Growth      Growth       Growth                                                  Lehman Brothers
           Portfolio-  Portfolio-   Portfolio-         S&P          Russell                     Government/
            Class A     Class B      Class L           500            2000       MSCI EAFE      Credit Bond
            Shares      Shares        Shares          Index          Index         Index          Index
            ------      ------        ------          -----          -----         -----          -----
 2/5/1996    9,500     10,000          9,896          10,000         10,000       10,000          10,000
 1/1997     10,552     11,032         10,917          12,630         11,897       10,220           9,118
 1/1998     11,800     12,238         12,109          16,026         14,047       11,272          10,136
 1/1999     13,711     14,123         13,975          21,235         14,099       12,915          11,020
 1/2000     15,155     15,481         15,328          23,429         16,601       15,400          10,704
 1/2001     15,187     15,394         15,232          23,216         17,213       14,119          12,176
 1/2002     13,128     13,213         13,098          19,469         16,595       10,476          13,090
 7/31/2002  11,066     11,095         11,002          15,822         13,568        9,810          13,581


The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2002. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index is a composite index that consists of equity total returns for Europe, Australasia and the Far East. The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman Brothers Government/Corporate Bond Index, is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

THE BALANCED PORTFOLIO

                            Target Asset Allocation

                                     [CHART]

                                Bond Funds      50%
                                Stock Funds     50%

The Balanced Portfolio seeks a balance of capital growth and income by placing equal emphasis on funds investing in stocks and bonds.
The Target Asset Allocation set forth above represents an approximate mix of investments for the Balanced Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, upon the approval of the Smith Barney Allocation Series' Board of Directors.

                               Index Comparison*

                     S&P 500**                     (18.73)%
                     Lehman Brothers Government/
                      Credit Bond***                 3.75
                     Salomon Smith Barney
                      One-Year U.S. Treasury Bill+   2.02
                     Salomon Smith Barney World
                      Government Bond++             13.02

  * The chart above represents total returns for the six months ended July 31, 2002.
 ** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman
    Brothers Government/Corporate Bond Index, tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. Please note that an investor cannot invest directly in an index.
  + The Salomon Smith Barney One-Year U.S. Treasury Bill Index consists of one
    One-Year United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.
 ++ The Salomon Smith Barney World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. Please note that an investor cannot invest directly in an index.

                              Performance Update

The Balanced Portfolio's ("Portfolio") Class A shares, without sales charges, returned negative 8.06% for the six months ended July 31, 2002. The chart that appears on page 25 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented by the Portfolio.

                             Investment Objective

The Portfolio seeks a balance of long-term growth of capital and income, placing equal emphasis on current income and capital appreciation. The Portfolio, as its name implies, divides its assets roughly between stock and bond mutual funds. The stock funds are primarily large-capitalization, dividend-paying stock funds. The bond portion of the Portfolio is mainly invested in funds that invest in U.S. government and agency securities, as well as mortgage-backed securities.

The Allocation Series Balanced Portfolio Breakdown (as of 7/31/02) (unaudited)

                                     [CHART]

Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund   16%
   Top 5 Holdings:
        Federal National Mortgage Association (FNMA) TBA
        Federal Home Loan Mortgage Corp.(FHLMC) TBA
        Kingdom of Sweden
        Kingdom of Denmark
        Canadian Government

Smith Barney Investment Funds Inc. - Smith Barney Government
           Securities Fund                                                   11%
   Sector  Breakdown:
        U.S. Government Agencies        65.10%
        U.S. Treasuries                 17.80%
        Repurchase Agreement            15.50%
        Asset-Backed Securities          1.60%

Smith Barney Managed Governments Fund Inc.                                   11%
   Sector  Breakdown:
        U.S. Agency Obligations    69.10%
        Repurchase Agreements      25.40%
        U.S. Treasuries             5.50%

Smith Barney Appreciation Fund Inc.                                          10%
   Top 5 Holdings:
        Berkshire Hathaway Inc.
        The St. Paul Cos., Inc.
        General Electric Co.
        Microsoft Corp.
        3M Co.

Smith Barney Income Funds - Smith Barney Convertible Fund                    10%
   Top 5 Holdings:
        News America Inc.
        Costco Wholesale Corp.
        Ivax Corp.
        Teva Pharmaceutical Finance NV
        Medarex, Inc.

Smith Barney Fundamental Value Fund Inc.                                      9%
   Top 5 Holdings:
        CountryWide Credit Industries Inc.
        ChevronTexaco Corp.
        BJ Services Co.
        MGIC Investment Corp.
        Alcoa Inc.

Smith Barney Income Funds - Smith Barney Premium Total Return Fund            9%
   Top 5 Holdings:
        AT&T Wireless Services Inc.
        Safeway Inc.
        Costco Wholesale Corp.
        Lucent Technologies Inc.
        Comverse Technology Inc.

Smith Barney Funds, Inc. - Large Cap Value Fund                               5%
   Top 5 Holdings:
        Wells Fargo Corp.
        Exxon Mobil Corp.
        J.P. Morgan Chase & Co.
        Philip Morris Cos. Inc.
        Federal National Mortgage Association (FNMA)

Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                    5%
   Sector Breakdown:
        Corporate Bonds and Notes                  79.50%
        U.S. Government and Agency Obligations     15.20%
        Repurchase Agreement                        4.10%
        Foreign Bonds                               1.20%

Smith Barney Investment Series - Smith Barney Growth and Income Fund          5%
   Top 5 Holdings:
        American International Group Inc.
        Microsoft Corp.
        Exxon Mobil Corp.
        Costco Wholesale Corp.
        Verizon Communications

Smith Barney World Funds, Inc. - Global Government Bond Portfolio             5%
   Top 5 Holdings:
        KFW International Finance Inc.
        Bundesrepublik Deutschland
        France O.A.T.
        United Kingdom Treasury
        Kingdom of Belgium

Smith Barney World Funds, Inc. - International All Cap Growth Portfolio       4%
   Top 5 Holdings:
        Grafton Group PLC
        Novartis AG
        Groupe Danone
        Tomra Systems ASA
        Wal-Mart de Mexico SA de CV

THE BALANCED PORTFOLIO


Historical Performance -- Class A Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $10.93           $ 9.90       $0.16       $0.00        (8.06)%++
--------------------------------------------------------------------------------------------
1/31/02                     12.38            10.93        0.49        0.39        (4.58)
--------------------------------------------------------------------------------------------
1/31/01                     12.58            12.38        0.63        0.70         9.42
--------------------------------------------------------------------------------------------
1/31/00                     12.95            12.58        0.46        0.46         4.37
--------------------------------------------------------------------------------------------
1/31/99                     12.62            12.95        0.45        0.37         9.33
--------------------------------------------------------------------------------------------
1/31/98                     12.14            12.62        0.54        0.36        11.59
--------------------------------------------------------------------------------------------
Inception* - 1/31/97        11.40            12.14        0.45        0.00        10.64++
--------------------------------------------------------------------------------------------
Total                                                    $3.18       $2.28
--------------------------------------------------------------------------------------------

Historical Performance -- Class B Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $11.17           $10.13       $0.12       $0.00        (8.33)%++
--------------------------------------------------------------------------------------------
1/31/02                     12.55            11.17        0.33        0.39        (5.29)
--------------------------------------------------------------------------------------------
1/31/01                     12.64            12.55        0.44        0.70         8.66
--------------------------------------------------------------------------------------------
1/31/00                     12.95            12.64        0.29        0.46         3.48
--------------------------------------------------------------------------------------------
1/31/99                     12.61            12.95        0.35        0.37         8.62
--------------------------------------------------------------------------------------------
1/31/98                     12.14            12.61        0.45        0.36        10.67
--------------------------------------------------------------------------------------------
Inception* - 1/31/97        11.40            12.14        0.37        0.00         9.90++
--------------------------------------------------------------------------------------------
Total                                                    $2.35       $2.28
--------------------------------------------------------------------------------------------

Historical Performance -- Class L Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $11.17           $10.13       $0.12       $0.00        (8.33)%++
--------------------------------------------------------------------------------------------
1/31/02                     12.55            11.17        0.33        0.39        (5.28)
--------------------------------------------------------------------------------------------
1/31/01                     12.64            12.55        0.44        0.70         8.67
--------------------------------------------------------------------------------------------
1/31/00                     12.94            12.64        0.29        0.46         3.56
--------------------------------------------------------------------------------------------
1/31/99                     12.61            12.94        0.35        0.37         8.53
--------------------------------------------------------------------------------------------
1/31/98                     12.14            12.61        0.45        0.36        10.67
--------------------------------------------------------------------------------------------
Inception* - 1/31/97        11.40            12.14        0.37        0.00         9.90++
--------------------------------------------------------------------------------------------
Total                                                    $2.35       $2.28
--------------------------------------------------------------------------------------------

Average Annual Total Returns+

                                                   Without Sales Charges/(1)/
                                                   --------------------------
                                                   Class A  Class B  Class L
-----------------------------------------------------------------------------
Six Months Ended 7/31/02++                          (8.06)%  (8.33)%  (8.33)%
-----------------------------------------------------------------------------
Year Ended 7/31/02                                  (9.81)  (10.42)  (10.41)
-----------------------------------------------------------------------------
Five Years Ended 7/31/02                             2.09     1.34     1.35
-----------------------------------------------------------------------------
Inception* through 7/31/02                           4.76     4.00     4.00
-----------------------------------------------------------------------------

                                                    With Sales Charges/(2)/
                                                   --------------------------
                                                   Class A  Class B  Class L
-----------------------------------------------------------------------------
Six Months Ended 7/31/02++                         (12.70)% (12.87)% (10.12)%
-----------------------------------------------------------------------------
Year Ended 7/31/02                                 (14.31)  (14.64)  (12.13)
-----------------------------------------------------------------------------
Five Years Ended 7/31/02                             1.05     1.20     1.15
-----------------------------------------------------------------------------
Inception* through 7/31/02                           3.94     4.00     3.84
-----------------------------------------------------------------------------

Cumulative Total Returns+

                                                   Without Sales Charges/(1)/
-----------------------------------------------------------------------------
Class A (Inception* through 7/31/02)                         35.23%
-----------------------------------------------------------------------------
Class B (Inception* through 7/31/02)                         28.97
-----------------------------------------------------------------------------
Class L (Inception* through 7/31/02)                         28.99
-----------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception date for Class A, B and L shares is February 5, 1996. Inception date for Class Z shares is January 17, 1997.

Growth of $10,000 Invested in Class A, B and L Shares of the Balanced Portfolio vs. the S&P 500 Index, Lehman Brothers Government/Credit Bond Index, Salomon Smith Barney One-Year U.S. Treasury Bill Index and Salomon Smith Barney World Government Bond Index

February 5, 1996 -- July 31, 2002 (unaudited)


                                    [CHART]

                                                                                          Salomon         Salomon
                                                                                        Smith Barney    Smith Barney
           Balanced       Balanced      Balanced         S&P        Lehman Brothers       One-Year         World
           Portfolio-    Portfolio-    Portfolio-        500       Government/Credit    U.S. Treasury  Government Bond
            Class A       Class B       Class L         Index         Bond Index         Bill Index        Index
            -------       -------       -------         -----         ----------         ----------        -----
2/5/96        9,500        10,000         9,896         10,000          10,000             10,000         10,000
1/97         10,511        10,990        10,876         12,630           9,118             10,551         10,568
1/98         11,729        12,162        12,036         16,026          10,136             11,214         11,842
1/99         12,824        13,211        13,063         21,235          11,020             11,840         13,708
1/00         13,384        13,671        13,529         23,429          10,704             12,327         12,878
1/01         14,644        14,855        14,701         23,216          12,176             13,321         14,383
1/02         13,974        14,069        13,924         19,469          13,090             14,112         13,995
7/31/02      12,847        12,897        12,764         15,822          13,581             14,397         15,817

The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2002. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman Brothers Government/Corporate Bond Index, is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Smith Barney One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury bill whose return is tracked until its maturity. The Salomon Smith Barney World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

THE CONSERVATIVE PORTFOLIO

                            Target Asset Allocation

                                     [CHART]

                                Bond Funds      70%
                                Stock Funds     30%

The Conservative Portfolio primarily seeks income and secondarily, long-term growth of capital by investing the majority of its assets in funds that invest in bonds.
The Target Asset Allocation set forth above represents an approximate mix of investments for the Conservative Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, upon the approval of the Smith Barney Allocation Series' Board of Directors.

                               Index Comparison*

                    S&P 500**                      (18.73)%
                    Lehman Brothers Government/
                     Credit Bond***                  3.75
                    Salomon Smith Barney
                     High-Yield Market+            (11.25)
                    Salomon Smith Barney
                     One-Year U.S. Treasury Bill++   2.02

  * The chart above represents total returns for the six months ended July 31, 2002.
 ** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman
    Brothers Government/Corporate Bond Index, tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. Please note that an investor cannot invest directly in an index.
  + The Salomon Smith Barney High-Yield Market Index is a broad-based unmanaged index of high-yield securities. Please note that an investor cannot invest directly in an index.
 ++ The Salomon Smith Barney One-Year U.S. Treasury Bill Index consists of one
    One-Year United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.

                              Performance Update

The Conservative Portfolio's ("Portfolio") Class A shares, without sales charges, returned negative 5.01% for the six months ended July 31, 2002. The chart that appears on page 30 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented by the Portfolio.

                             Investment Objective

The Portfolio primarily seeks income and secondarily, long-term capital growth. Among the Portfolios of the Smith Barney Allocation Series Inc., the Portfolio consists primarily of taxable bond funds, with a portion invested in stock funds that invest primarily in large-capitalization U.S. stocks.

The Allocation Series Conservative Portfolio Breakdown (as of 7/31/02)
(unaudited)

                                    [CHART]

Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund   21%
   Top 5 Holdings:
        Federal National Mortgage Association (FNMA) TBA
        Federal Home Loan Mortgage Corp. (FHLMC) TBA
        Kingdom of Sweden
        Kingdom of Denmark
        Canadian Government

Smith Barney Managed Governments Fund Inc.                                   16%
   Sector Breakdown:
        U.S. Agency Obligations         69.10%
        Repurchase Agreements           25.40%
        U.S. Treasuries                  5.50%

Smith Barney Investment Funds Inc. - Smith Barney Government
       Securities Fund                                                       11%
   Sector Breakdown:
        U.S. Government Agencies        65.10%
        U.S. Treasuries                 17.80%
        Repurchase Agreement            15.50%
        Asset-Backed Securities          1.60%

Smith Barney Appreciation Fund Inc.                                           9%
    Top 5 Holdings:
        Berkshire Hathaway Inc.
        The St. Paul Cos., Inc.
        General Electric Co.
        Microsoft Corp.
        3M Co.

Smith Barney Income Funds - Smith Barney High Income Fund                     9%
   Top 5 Holdings:
        Stone Container Finance Corp.
        Intrawest Corp.
        Premier Parks Inc.
        Rogers Cablesystems Ltd.
        Huntsman ICI Holdings LLC

Smith Barney Income Funds - Smith Barney Convertible Fund                     9%
   Top 5 Holdings:
        News America Inc.
        Costco Wholesale Corp.
        Ivax Corp.
        Teva Pharmaceutical Finance NV
        Medarex, Inc.

Smith Barney World Funds, Inc. - Global Government Bond Portfolio             6%
   Top 5 Holdings:
        KFW International Finance Inc.
        Bundesrepublik Deutschland
        France O.A.T.
        United Kingdom Treasury
        Kingdom of Belgium

Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                    5%
   Sector Breakdown:
        Corporate Bonds and Notes                  79.50%
        U.S. Government and Agency Obligations     15.20%
        Repurchase Agreement                        4.10%
        Foreign Bonds                               1.20%

Smith Barney Income Funds - Smith Barney Premium Total Return Fund            5%
   Top 5 Holdings:
        AT&T Wireless Services Inc.
        Safeway Inc.
        Costco Wholesale Corp.
        Lucent Technologies Inc.
        Comverse Technology Inc.

Smith Barney Investment Funds, Inc. - Smith Barney Hansberger
            Global Value Fund                                                 5%
   Top 5 Holdings:
        Pharmacia Corp.
        HSBC Holdings PLC
        International Business Machines Corp.
        Unilever PLC
        Alstom

Smith Barney Fundamental Value Fund Inc.                                      4%
    Top 5 Holdings:
        CountryWide Credit Industries Inc.
        ChevronTexaco Corp.
        BJ Services Co.
        MGIC Investment Corp.
        Alcoa Inc.

THE CONSERVATIVE PORTFOLIO


Historical Performance -- Class A Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $10.59           $ 9.85       $0.22       $0.00        (5.01)%++
--------------------------------------------------------------------------------------------
1/31/02                     11.51            10.59        0.61        0.03        (2.33)
--------------------------------------------------------------------------------------------
1/31/01                     11.47            11.51        0.73        0.21         8.91
--------------------------------------------------------------------------------------------
1/31/00                     12.04            11.47        0.55        0.25         1.96
--------------------------------------------------------------------------------------------
1/31/99                     12.17            12.04        0.58        0.24         5.85
--------------------------------------------------------------------------------------------
1/31/98                     11.90            12.17        0.69        0.40        11.70
--------------------------------------------------------------------------------------------
Inception* - 1/31/97        11.46            11.90        0.52        0.00         8.57++
--------------------------------------------------------------------------------------------
Total                                                    $3.90       $1.13
--------------------------------------------------------------------------------------------

Historical Performance -- Class B Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $10.72           $ 9.98       $0.19       $0.00        (5.19)%++
--------------------------------------------------------------------------------------------
1/31/02                     11.60            10.72        0.51        0.03        (2.84)
--------------------------------------------------------------------------------------------
1/31/01                     11.50            11.60        0.61        0.21         8.33
--------------------------------------------------------------------------------------------
1/31/00                     12.02            11.50        0.45        0.25         1.50
--------------------------------------------------------------------------------------------
1/31/99                     12.16            12.02        0.52        0.24         5.22
--------------------------------------------------------------------------------------------
1/31/98                     11.89            12.16        0.63        0.40        11.21
--------------------------------------------------------------------------------------------
Inception* - 1/31/97        11.46            11.89        0.47        0.00         8.03++
--------------------------------------------------------------------------------------------
Total                                                    $3.38       $1.13
--------------------------------------------------------------------------------------------

Historical Performance -- Class L Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $10.71           $ 9.97       $0.19       $0.00        (5.17)%++
--------------------------------------------------------------------------------------------
1/31/02                     11.59            10.71        0.52        0.03        (2.76)
--------------------------------------------------------------------------------------------
1/31/01                     11.50            11.59        0.63        0.21         8.35
--------------------------------------------------------------------------------------------
1/31/00                     12.02            11.50        0.46        0.25         1.59
--------------------------------------------------------------------------------------------
1/31/99                     12.16            12.02        0.53        0.24         5.29
--------------------------------------------------------------------------------------------
1/31/98                     11.89            12.16        0.64        0.40        11.25
--------------------------------------------------------------------------------------------
Inception* - 1/31/97        11.46            11.89        0.47        0.00         8.08++
--------------------------------------------------------------------------------------------
Total                                                    $3.44       $1.13
--------------------------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends quarterly and capital gains, if any, annually.

Average Annual Total Returns+

                           Without Sales Charges/(1)/
                           --------------------------
                           Class A  Class B  Class L
-----------------------------------------------------
Six Months Ended 7/31/02++  (5.01)%  (5.19)%  (5.17)%
-----------------------------------------------------
Year Ended 7/31/02          (5.61)   (6.13)   (6.05)
-----------------------------------------------------
Five Years Ended 7/31/02     2.29     1.78     1.84
-----------------------------------------------------
Inception* through 7/31/02   4.40     3.89     3.94
-----------------------------------------------------

                            With Sales Charges/(2)/
                           --------------------------
                           Class A  Class B  Class L
-----------------------------------------------------
Six Months Ended 7/31/02++  (9.29)%  (9.38)%  (7.05)%
-----------------------------------------------------
Year Ended 7/31/02          (9.85)  (10.15)   (7.86)
-----------------------------------------------------
Five Years Ended 7/31/02     1.36     1.63     1.63
-----------------------------------------------------
Inception* through 7/31/02   3.67     3.89     3.78
-----------------------------------------------------

Cumulative Total Returns+

                                     Without Sales Charges/(1)/
---------------------------------------------------------------
Class A (Inception* through 7/31/02)           32.24%
---------------------------------------------------------------
Class B (Inception* through 7/31/02)           28.04
---------------------------------------------------------------
Class L (Inception* through 7/31/02)           28.50
---------------------------------------------------------------

(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. The CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception date for Class A, B and L shares is February 5, 1996.

Growth of $10,000 Invested in Class A, B and L Shares of the Conservative Portfolio vs. the S&P 500 Index, Lehman Brothers Government/Credit Bond Index, Salomon Smith Barney High-Yield Market Index and Salomon Smith Barney One-Year U.S. Treasury Bill Index

February 5, 1996 -- July 31, 2002 (unaudited)

                                    [CHART]

                                                                                      Lehman         Salomon        Salomon
                                                                                    Brothers         Smith           Smith
                 Conservative   Conservative    Conservative                       Government/       Barney          Barney
                  Portfolio-     Portfolio-      Portfolio-                          Credit           High-         One-Year
                   Class A         Class B        Class L           S&P 500           Bond            Yield       U.S. Treasury
                    Shares         Shares          Shares            Index           Index         Market Index    Bill Index
                 ------------   ------------    ------------        -------        -----------     ------------   -------------
2/5/1996            9,550          10,000           9,896           10,000            10,000          10,000          10,000
1/1997             10,368          10,803          10,696           12,630             9,118          11,049          10,551
1/1998             11,581          12,014          11,900           16,026            10,136          12,693          11,214
1/1999             12,259          12,642          12,529           21,235            11,020          13,050          11,840
1/2000             12,499          12,831          12,728           23,429            10,704          12,973          12,327
1/2001             13,612          13,900          13,791           23,216            12,176          13,170          13,321
1/2002             13,295          13,505          13,410           19,469            13,090          13,066          14,111
7/31/2002          12,629          12,804          12,717           15,822            13,581          11,596          14,396


The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2002. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman Brothers Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Smith Barney High-Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. The Salomon Smith Barney One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

THE INCOME PORTFOLIO

                            Target Asset Allocation

                                    [CHART]

                                Bond Funds    90%
                                Stock Funds   10%

The Income Portfolio seeks high current income by investing primarily in bond funds.
The Target Asset Allocation set forth above represents an approximate mix of investments for the Income Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, upon the approval of the Smith Barney Allocation Series' Board of Directors.

                               Index Comparison*

                    S&P 500**                      (18.73)%
                    Lehman Brothers Government/
                      Credit Bond***                 3.75
                    Salomon Smith Barney
                     High-Yield Market+            (11.25)
                    Salomon Smith Barney
                     One-Year U.S. Treasury Bill++   2.02

  * The chart above represents total returns for the six months ended July 31, 2002.
 ** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman
    Brothers Government/Corporate Bond Index, tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. Please note that an investor cannot invest directly in an index.
  + The Salomon Smith Barney High-Yield Market Index is a broad-based unmanaged index of high-yield securities. Please note that an investor cannot invest directly in an index.
 ++ The Salomon Smith Barney One-Year U.S. Treasury Bill Index consists of one
    One-Year United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.

                               Portfolio Update

The Income Portfolio's ("Portfolio") Class A shares, without sales charges, returned negative 2.56% for the six months ended July 31, 2002. The chart that appears on page 35 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented by the Portfolio.

                             Investment Objective

The Portfolio seeks high current income. Among the Portfolios of the Smith Barney Allocation Series, the Portfolio allocates most of its assets to taxable bond funds designed to generate a high level of income consistent with relative stability of principal. A small portion of the Portfolio is invested in stock funds that invest in large-capitalization U.S. stocks.

The Allocation Series Income Portfolio Breakdown (as of 7/31/02) (unaudited)

                                     [CHART]


Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund   20%
    Top 5 Holdings:
        Federal National Mortgage Association (FNMA) TBA
        Federal Home Loan Mortgage Corp. (FHLMC) TBA
        Kingdom of Sweden
        Kingdom of Denmark
        Canadian Government

Smith Barney Managed Governments Fund Inc.                                   20%
    Sector Breakdown:
        U.S. Agency Obligations               69.10%
        Repurchase Agreement                  25.40%
        U.S. Treasuries                        5.50%

Smith Barney Income Funds - Smith Barney High Income Fund                    19%
    Top 5 Holdings:
        Stone Container Finance Corp.
        Intrawest Corp.
        Premier Parks Inc.
        Rogers Cablesystems Ltd.
        Huntsman ICI Holdings LLC

Smith Barney Investment Funds Inc. - Smith Barney Government                 16%
    Sector Breakdown:
        U.S. Government Agencies              65.10%
        U.S. Treasuries                       17.80%
        Repurchase Agreement                  15.50%
        Asset-Backed Securities                1.60%

Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                   10%
    Sector Breakdown:
        Corporate Bonds and Notes               79.50%
        U.S. Government and Agency Obligations  15.20%
        Repurchase Agreement                     4.10%
        Foreign Bonds                            1.20%

Smith Barney Income Funds - Smith Barney Convertible Fund                     5%
    Top 5 Holdings:
        News America Inc.
        Costco Wholesale Corp.
        Ivax Corp.
        Teva Pharmaceutical Finance NV
        Medarex, Inc.

Smith Barney Appreciation Fund Inc.                                           5%
    Top 5 Holdings:
        Berkshire Hathaway Inc.
        The St. Paul Cos., Inc.
        General Electric Co.
        Microsoft Corp.
        3M Co.

Smith Barney Income Funds - Smith Barney Premium Total Return Fund            5%
    Top 5 Holdings:
        AT&T Wireless Services Inc.
        Safeway Inc.
        Costco Wholesale Corp.
        Lucent Technologies Inc.
        Comverse Technology Inc.

THE INCOME PORTFOLIO

Historical Performance -- Class A Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $ 9.95           $ 9.41       $0.29       $0.00        (2.56)%++
--------------------------------------------------------------------------------------------
1/31/02                     10.65             9.95        0.61        0.00        (0.80)
--------------------------------------------------------------------------------------------
1/31/01                     10.64            10.65        0.76        0.02         7.74
--------------------------------------------------------------------------------------------
1/31/00                     11.50            10.64        0.63        0.11        (1.04)
--------------------------------------------------------------------------------------------
1/31/99                     11.75            11.50        0.69        0.11         4.88
--------------------------------------------------------------------------------------------
1/31/98                     11.53            11.75        0.77        0.29        11.44
--------------------------------------------------------------------------------------------
Inception* - 1/31/97        11.46            11.53        0.63        0.00         6.39++
--------------------------------------------------------------------------------------------
Total                                                    $4.38       $0.53
--------------------------------------------------------------------------------------------

Historical Performance -- Class B Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $10.02           $ 9.49       $0.27       $0.00        (2.69)%++
--------------------------------------------------------------------------------------------
1/31/02                     10.72            10.02        0.55        0.00        (1.35)
--------------------------------------------------------------------------------------------
1/31/01                     10.65            10.72        0.65        0.02         7.21
--------------------------------------------------------------------------------------------
1/31/00                     11.50            10.65        0.58        0.11        (1.47)
--------------------------------------------------------------------------------------------
1/31/99                     11.76            11.50        0.63        0.11         4.25
--------------------------------------------------------------------------------------------
1/31/98                     11.53            11.76        0.70        0.29        10.93
--------------------------------------------------------------------------------------------
Inception* - 1/31/97        11.46            11.53        0.58        0.00         5.89++
--------------------------------------------------------------------------------------------
Total                                                    $3.96       $0.53
--------------------------------------------------------------------------------------------

Historical Performance -- Class L Shares

                              Net Asset Value
                     ---------------------------------- Income   Capital Gain     Total
Period Ended         Beginning of Period End of Period Dividends Distributions Returns/(1)+/
--------------------------------------------------------------------------------------------
7/31/02                    $10.01           $ 9.47       $0.27       $0.00        (2.77)%++
--------------------------------------------------------------------------------------------
1/31/02                     10.71            10.01        0.56        0.00        (1.29)
--------------------------------------------------------------------------------------------
1/31/01                     10.65            10.71        0.66        0.02         7.22
--------------------------------------------------------------------------------------------
1/31/00                     11.50            10.65        0.58        0.11        (1.42)
--------------------------------------------------------------------------------------------
1/31/99                     11.76            11.50        0.64        0.11         4.31
--------------------------------------------------------------------------------------------
1/31/98                     11.53            11.76        0.71        0.29        10.98
--------------------------------------------------------------------------------------------
Inception* - 1/31/97        11.46            11.53        0.59        0.00         5.94++
--------------------------------------------------------------------------------------------
Total                                                    $4.01       $0.53
--------------------------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends monthly and capital gains, if any, annually.

Average Annual Total Returns+

                           Without Sales Charges/(1)/
                           --------------------------
                           Class A  Class B  Class L
-----------------------------------------------------
Six Months Ended 7/31/02++  (2.56)%  (2.69)%  (2.77)%
-----------------------------------------------------
Year Ended 7/31/02          (2.29)   (2.71)   (2.76)
-----------------------------------------------------
Five Years Ended 7/31/02     2.27     1.77     1.80
-----------------------------------------------------
Inception* through 7/31/02   3.90     3.40     3.43
-----------------------------------------------------

                            With Sales Charges/(2)/
                           --------------------------
                           Class A  Class B  Class L
-----------------------------------------------------
Six Months Ended 7/31/02++  (6.95)%  (6.95)%  (4.67)%
-----------------------------------------------------
Year Ended 7/31/02          (6.67)   (6.85)   (4.60)
-----------------------------------------------------
Five Years Ended 7/31/02     1.33     1.63     1.60
-----------------------------------------------------
Inception* through 7/31/02   3.16     3.40     3.26
-----------------------------------------------------

Cumulative Total Returns+

                                     Without Sales Charges/(1)/
---------------------------------------------------------------
Class A (Inception* through 7/31/02)           28.15%
---------------------------------------------------------------
Class B (Inception* through 7/31/02)           24.18
---------------------------------------------------------------
Class L (Inception* through 7/31/02)           24.42
---------------------------------------------------------------

(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception date for Class A, B and L shares is February 5, 1996.

Growth of $10,000 Invested in Class A, B and L Shares of the Income Portfolio vs. the S&P 500 Index, Lehman Brothers Government/Credit Bond Index, Salomon Smith Barney High-Yield Market Index and Salomon Smith Barney One-Year U.S. Treasury Bill Index

February 5, 1996 -- July 31, 2002 (unaudited)

                                    [CHART]

                                                                        Lehman Brothers Salomon Smith  Salomon Smith
                  Income         Income         Income                    Government/    Barney High      Barney
                 Portfolio-     Portfolio-     Portfolio-       S&P          Credit        -Yield      One-Year U.S.
                  Class A        Class B        Class L         500           Bond          Market     Treasury Bill
                  Shares         Shares         Shares         Index         Index          Index          Index
                  ------         ------         ------         -----         -----          -----          -----
2/5/96             9,550         10,000          9,896         10,000        10,000         10,000         10,000
1/97              10,160         10,589         10,485         12,630         9,118         11,049         10,551
1/98              11,322         11,746         11,636         16,026        10,136         12,693         11,214
1/99              11,875         12,246         12,137         21,235        11,020         13,050         11,840
1/00              11,750         12,066         11,965         23,429        10,704         12,973         12,327
1/01              12,660         12,935         12,829         23,216        12,176         13,170         13,321
1/02              12,559         12,761         12,664         19,469        13,090         13,066         14,111
7/31/02           12,238         12,418         12,313         15,822        13,581         11,596         14,396

The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2002. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman Brothers Government/Corporate Bond Index, is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Smith Barney High-Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. The Salomon Smith Barney One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

THE GLOBAL PORTFOLIO

Schedule of Investments (unaudited)                 July 31, 2002

 Shares                                               Description                                                 Value
----------------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 99.1%
 102,446 Smith Barney Funds, Inc. - Large Cap Value Fund                                                       $ 1,273,402
 984,628 Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                          8,910,886
 245,162 Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                           3,826,977
  71,148 Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                                          1,148,332
 231,206 Smith Barney Small Cap Core Fund, Inc.                                                                  2,515,525
 745,062 Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                                 7,867,850
----------------------------------------------------------------------------------------------------------------------------
         Total Underlying Funds (Cost -- $35,045,414)                                                           25,542,972
----------------------------------------------------------------------------------------------------------------------------

  Face
 Amount                                               Description                                                 Value
----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 0.9%
$220,000 J.P. Morgan Chase & Co., 1.750% due 8/1/02; Proceeds at maturity -- $220,011;
           (Fully collateralized by Federal Farm Credit Discount Notes, Federal Home Loan Bank Discount Notes,
           Federal Home Loan Mortgage Corp. Discount Notes and Federal National Mortgage Association
           Discount Notes, 0.000% to 7.250% due 8/19/02 to 2/15/30; Market value -- $224,401)
           (Cost -- $220,000)                                                                                      220,000
----------------------------------------------------------------------------------------------------------------------------
         Total Investments -- 100% (Cost -- $35,265,414*)                                                      $25,762,972
----------------------------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE HIGH GROWTH PORTFOLIO

Schedule of Investments (unaudited)                 July 31, 2002

  Shares                                            Description                                              Value
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 99.6%
   874,124 Smith Barney Aggressive Growth Fund Inc.                                                       $ 54,842,512
 2,376,586 Smith Barney Funds, Inc. - Large Cap Value Fund                                                  29,540,962
 4,531,212 Smith Barney Income Funds - Smith Barney High Income Fund                                        27,187,275
 6,589,167 Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                   59,631,958
 6,658,951 Smith Barney Investment Funds Inc. - Smith Barney Peachtree Growth Fund                          40,752,779
 3,115,554 Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund                          22,276,215
 2,456,307 Smith Barney Investment Series - Smith Barney Growth and Income Fund                             28,100,151
 5,334,345 Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                    83,269,133
 2,016,334 Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                                   32,543,624
10,789,212 Smith Barney Small Cap Core Fund, Inc.                                                          117,386,630
 4,031,634 Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                          42,574,052
----------------------------------------------------------------------------------------------------------------------
           Total Underlying Funds (Cost -- $709,323,198)                                                   538,105,291
----------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                            Description                                              Value
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 0.4%
$2,028,000 J.P. Morgan Chase & Co., 1.750% due 8/1/02; Proceeds at maturity -- $2,028,099; (Fully collateralized by Federal Farm Credit Discount Notes, Federal Home Loan Bank Discount Notes,
             Federal Home Loan Mortgage Corp. Discount Notes and Federal National Mortgage Association
             Discount Notes, 0.000% to 7.250% due 8/19/02 to 2/15/30; Market value -- $2,068,560)
             (Cost -- $2,028,000)                                                                            2,028,000
----------------------------------------------------------------------------------------------------------------------
           Total Investments -- 100% (Cost -- $711,351,198*)                                              $540,133,291
----------------------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE GROWTH PORTFOLIO


Schedule of Investments (unaudited)                 July 31, 2002

  Shares                                    Description                                      Value
--------------------------------------------------------------------------------------------------------
Underlying Funds -- 100%
   458,708 Smith Barney Aggressive Growth Fund Inc.                                       $ 28,779,325
 4,994,171 Smith Barney Funds, Inc. - Large Cap Value Fund                                  62,077,545
10,046,636 Smith Barney Income Funds - Smith Barney High Income Fund                        60,279,816
 3,695,363 Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund     36,325,418
 3,704,331 Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund   33,524,197
 5,377,762 Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund     65,447,362
 7,474,051 Smith Barney Investment Funds Inc. - Smith Barney Peachtree Growth Fund          45,741,194
 3,363,196 Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund          24,046,852
 5,322,729 Smith Barney Investment Series - Smith Barney Growth and Income Fund             60,892,020
 3,846,788 Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund    60,048,351
 2,037,368 Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                   32,883,124
 3,068,644 Smith Barney Small Cap Core Fund, Inc.                                           33,386,847
 4,671,011 Smith Barney World Funds, Inc. - International All Cap Growth Fund               49,325,879
--------------------------------------------------------------------------------------------------------
           Total Investments -- 100% (Cost -- $817,960,011*)                              $592,757,930
--------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE BALANCED PORTFOLIO

Schedule of Investments (unaudited)                 July 31, 2002

  Shares                                            Description                                              Value
------------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 99.2%
 3,122,195 Smith Barney Appreciation Fund Inc.                                                            $ 35,593,019
 3,126,472 Smith Barney Fundamental Value Fund Inc.                                                         33,703,373
 1,361,565 Smith Barney Funds, Inc. - Large Cap Value Fund                                                  16,924,258
 4,519,109 Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                                       19,070,640
 2,835,038 Smith Barney Income Funds - Smith Barney Convertible Fund                                        36,401,887
 9,125,286 Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                       57,763,059
 2,895,811 Smith Barney Income Funds - Smith Barney Premium Total Return Fund                               34,257,440
 4,114,248 Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                     40,443,058
 1,474,319 Smith Barney Investment Series - Smith Barney Growth and Income Fund                             16,866,213
 3,118,906 Smith Barney Managed Governments Fund Inc.                                                       40,140,315
 2,082,261 Smith Barney World Funds, Inc. - Global Government Bond Portfolio                                21,947,037
 1,445,681 Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                          15,266,387
------------------------------------------------------------------------------------------------------------------------
           Total Underlying Funds (Cost -- $444,020,793)                                                   368,376,686
------------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                            Description                                              Value
------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 0.8%
$2,938,000 J.P. Morgan Chase & Co., 1.750% due 8/1/02; Proceeds at maturity -- $2,938,143; (Fully collateralized by Federal Farm Credit Discount Notes, Federal Home Loan Bank Discount Notes,
             Federal Home Loan Mortgage Corp. Discount Notes and Federal National Mortgage Association
             Discount Notes, 0.000% to 7.250% due 8/19/02 to 2/15/30; Market value -- $2,996,770)
             (Cost -- $2,938,000)                                                                            2,938,000
------------------------------------------------------------------------------------------------------------------------
           Total Investments -- 100% (Cost -- $446,958,793*)                                              $371,314,686
------------------------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE CONSERVATIVE PORTFOLIO


Schedule of Investments (unaudited)                     July 31, 2002

 Shares                                               Description                                                Value
----------------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 99.1%
  819,902 Smith Barney Appreciation Fund Inc.                                                                 $  9,346,878
  408,159 Smith Barney Fundamental Value Fund Inc.                                                               4,399,959
1,176,782 Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                                             4,966,020
  736,219 Smith Barney Income Funds - Smith Barney Convertible Fund                                              9,453,056
3,374,244 Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                            21,358,963
1,566,447 Smith Barney Income Funds - Smith Barney High Income Fund                                              9,398,682
  380,851 Smith Barney Income Funds - Smith Barney Premium Total Return Fund                                     4,505,462
1,137,772 Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                          11,184,302
  500,733 Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                         4,531,633
1,282,842 Smith Barney Managed Governments Fund Inc.                                                            16,510,171
  528,858 Smith Barney World Funds, Inc. - Global Government Bond Portfolio                                      5,574,159
----------------------------------------------------------------------------------------------------------------------------
          Total Underlying Funds (Cost -- $121,535,100)                                                        101,229,285
----------------------------------------------------------------------------------------------------------------------------

  Face
 Amount                                               Description                                                Value
----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 0.9%
 $909,000 J.P. Morgan Chase & Co., 1.750% due 8/1/02; Proceeds at maturity -- $909,044; (Fully collateralized by Federal Farm Credit Discount Notes, Federal Home Loan Bank Discount Notes, Federal Home
            Loan Mortgage Corp. Discount Notes and Federal National Mortgage Association Discount Notes,
            0.000% to 7.250% due 8/19/02 to 2/15/30; Market value -- $927,183) (Cost -- $909,000)                  909,000
----------------------------------------------------------------------------------------------------------------------------
          Total Investments -- 100% (Cost -- $122,444,100*)                                                   $102,138,285
----------------------------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE INCOME PORTFOLIO

Schedule of Investments (unaudited)                 July 31, 2002

 Shares                                   Description                                     Value
----------------------------------------------------------------------------------------------------
Underlying Funds -- 100%
  180,676 Smith Barney Appreciation Fund Inc.                                          $ 2,059,707
1,078,043 Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                     4,549,342
  162,128 Smith Barney Income Funds - Smith Barney Convertible Fund                      2,081,724
1,450,290 Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund     9,180,337
1,411,905 Smith Barney Income Funds - Smith Barney High Income Fund                      8,471,427
  172,357 Smith Barney Income Funds - Smith Barney Premium Total Return Fund             2,038,985
  738,403 Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund   7,258,500
  745,199 Smith Barney Managed Governments Fund Inc.                                     9,590,707
----------------------------------------------------------------------------------------------------
          Total Investments -- 100% (Cost -- $55,160,762*)                             $45,230,729
----------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)    July 31, 2002

                                            Global      High Growth      Growth        Balanced    Conservative    Income
                                           Portfolio     Portfolio      Portfolio      Portfolio    Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments, at cost                   $35,265,414  $ 711,351,198  $ 817,960,011  $446,958,793  $122,444,100  $55,160,762
-----------------------------------------------------------------------------------------------------------------------------
   Investments, at value                  $25,762,972  $ 540,133,291  $ 592,757,930  $371,314,686  $102,138,285  $45,230,729
   Cash                                           987          3,632             --           307           851           --
   Receivable from manager                     48,726             --             --            --            --           --
   Receivable for Fund shares sold             38,278        628,867        732,252       455,812       349,168       59,005
   Dividends and interest receivable               11             99             --        33,736         8,792        8,014
-----------------------------------------------------------------------------------------------------------------------------
   Total Assets                            25,850,974    540,765,889    593,490,182   371,804,541   102,497,096   45,297,748
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for securities purchased           172,051             --             --            --            --           --
   Payable for Fund shares purchased           25,299        573,472        683,309       936,174       221,230       72,096
   Distribution fees payable                    5,248        114,200        134,029        44,187        15,253        7,959
   Management fees payable                         --        137,339        228,895        68,339        18,552       18,511
   Payable to bank                                 --             --        224,685            --            --       15,605
   Accrued expenses                           118,586        412,542        487,111       124,039        99,182       20,905
-----------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                          321,184      1,237,553      1,758,029     1,172,739       354,217      135,076
-----------------------------------------------------------------------------------------------------------------------------
Total Net Assets                          $25,529,790  $ 539,528,336  $ 591,732,153  $370,631,802  $102,142,879  $45,162,672
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Par value of capital shares            $     3,433  $      55,664  $      64,286  $     36,972  $     10,308  $     4,780
   Capital paid in excess of par value     38,828,594    725,544,852    812,985,951   448,509,124   122,511,151   56,179,636
   Undistributed (overdistributed) net
    investment income                              --             --      3,745,057       179,219        (5,317)     (51,306)
   Accumulated net investment loss           (152,465)    (1,727,122)            --            --            --           --
   Accumulated net realized gain (loss)
    on investments                         (3,647,330)   (13,127,151)       138,940    (2,449,406)      (67,448)  (1,040,405)
   Net unrealized depreciation of
    investments                            (9,502,442)  (171,217,907)  (225,202,081)  (75,644,107)  (20,305,815)  (9,930,033)
-----------------------------------------------------------------------------------------------------------------------------
Total Net Assets                          $25,529,790  $ 539,528,336  $ 591,732,153  $370,631,802  $102,142,879  $45,162,672
-----------------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Class A                                  1,903,228     28,546,149     30,073,292    17,145,908     5,308,244    2,449,078
   Class B                                  1,347,594     23,558,372     30,154,156    16,901,825     4,269,216    2,105,086
   Class L                                    181,922      3,559,525      4,058,230     2,924,077       730,636      226,066
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)               $7.48          $9.75          $9.18         $9.90         $9.85        $9.41
   Class B *                                    $7.38          $9.62          $9.22        $10.13         $9.98        $9.49
   Class L **                                   $7.38          $9.64          $9.24        $10.13         $9.97        $9.47
-----------------------------------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 5.26%
    of net asset value per share)               $7.87         $10.26          $9.66        $10.42            --           --
   Class A (net asset value plus 4.71%
    of net asset value per share)                  --             --             --            --        $10.31        $9.85
   Class L (net asset value plus 1.01%
    of net asset value per share)               $7.45          $9.74          $9.33        $10.23        $10.07        $9.57
-----------------------------------------------------------------------------------------------------------------------------

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC (4.50% for the Conservative Portfolio and the Income Portfolio) if shares are redeemed within one year from purchase (See Note 2).
**Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

Statements of Operations (unaudited)   For the Six Months Ended July 31, 2002

                                             Global      High Growth      Growth        Balanced    Conservative    Income
                                            Portfolio     Portfolio      Portfolio      Portfolio    Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Income distributions from
    Underlying Funds                       $    11,464  $   2,003,283  $   7,664,098  $  7,170,247  $  2,515,399  $ 1,372,799
   Interest                                      1,917         21,521         17,973        14,798         6,590        2,569
------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                      13,381      2,024,804      7,682,071     7,185,045     2,521,989    1,375,368
------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Shareholder and system servicing fees       107,463      1,724,693      1,291,791       400,923       114,551       44,318
   Distribution fees (Note 2)                   85,345      1,988,174      2,265,752     1,347,893       264,382      115,653
   Management fees (Note 2)                     29,273        650,692        699,021       413,572       108,126       46,738
   Registration fees                            10,000         29,753         19,836        14,418        22,315       14,876
   Audit and legal                               8,800         10,760         10,760        11,733         9,769        9,893
   Shareholder communications                    5,000        126,448         85,537        36,344        10,909        2,599
   Directors' fees                               1,500          7,935          8,529         5,768         1,984        1,655
   Custody                                         500         22,612         23,803        15,924         5,951        8,554
   Other expenses                                1,200          2,480          2,480         2,884         1,927        1,983
------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                              249,081      4,563,547      4,407,509     2,249,459       539,914      246,269
  Less: Management fee waiver and
     expense reimbursement (Note 2)            (83,235)      (811,621)      (230,939)           --            --       (6,404)
------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                165,846      3,751,926      4,176,570     2,249,459       539,914      239,865
------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                  (152,465)    (1,727,122)     3,505,501     4,935,586     1,982,075    1,135,503
------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments (Note 3):
   Realized Gain (Loss) From:
     Sale of Underlying Funds                 (911,561)    (1,938,062)      (961,123)   (2,275,092)     (194,237)    (247,337)
     Capital gain distributions from
      Underlying Funds                              --             --             --       684,385       179,723       39,604
------------------------------------------------------------------------------------------------------------------------------
   Net Realized Loss                          (911,561)    (1,938,062)      (961,123)   (1,590,707)      (14,514)    (207,733)
------------------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation
   of Investments:
     Beginning of period                    (5,767,081)   (41,173,083)  (107,767,804)  (38,319,230)  (12,868,753)  (7,777,987)
     End of period                          (9,502,442)  (171,217,907)  (225,202,081)  (75,644,107)  (20,305,815)  (9,930,033)
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Unrealized
    Depreciation                            (3,735,361)  (130,044,824)  (117,434,277)  (37,324,877)   (7,437,062)  (2,152,046)
------------------------------------------------------------------------------------------------------------------------------
Net Loss on Investments                     (4,646,922)  (131,982,886)  (118,395,400)  (38,915,584)   (7,451,576)  (2,359,779)
------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets From Operations     $(4,799,387) $(133,710,008) $(114,889,899) $(33,979,998) $ (5,469,501) $(1,224,276)
------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)   For the Six Months Ended July
31, 2002

                                               Global      High Growth      Growth        Balanced    Conservative    Income
                                              Portfolio     Portfolio      Portfolio      Portfolio    Portfolio     Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income (loss)              $  (152,465) $  (1,727,122) $   3,505,501  $  4,935,586  $  1,982,075  $ 1,135,503
   Net realized loss                            (911,561)    (1,938,062)      (961,123)   (1,590,707)      (14,514)    (207,733)
   Increase in net unrealized depreciation    (3,735,361)  (130,044,824)  (117,434,277)  (37,324,877)   (7,437,062)  (2,152,046)
--------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
    Operations                                (4,799,387)  (133,710,008)  (114,889,899)  (33,979,998)   (5,469,501)  (1,224,276)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net investment income                              --             --             --    (5,232,633)   (2,127,488)  (1,333,863)
--------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
    Distributions to Shareholders                     --             --             --    (5,232,633)   (2,127,488)  (1,333,863)
--------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 5):
   Net proceeds from sale of shares            6,953,960     41,911,330     39,546,685    33,775,732    15,357,929    8,612,347
   Net asset value of shares issued for
    reinvestment of dividends                         --             --             --     5,130,882     2,067,903    1,224,201
   Cost of shares reacquired                  (6,572,088)   (72,003,845)   (88,513,946)  (65,405,570)  (18,903,661)  (9,847,858)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    From Fund Share Transactions                 381,872    (30,092,515)   (48,967,261)  (26,498,956)   (1,477,829)     (11,310)
--------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                        (4,417,515)  (163,802,523)  (163,857,160)  (65,711,587)   (9,074,818)  (2,569,449)
Net Assets:
   Beginning of period                        29,947,305    703,330,859    755,589,313   436,343,389   111,217,697   47,732,121
--------------------------------------------------------------------------------------------------------------------------------
   End of period*                            $25,529,790  $ 539,528,336  $ 591,732,153  $370,631,802  $102,142,879  $45,162,672
--------------------------------------------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed)
  net investment income of:                           --             --     $3,745,057      $179,219       $(5,317)    $(51,306)
--------------------------------------------------------------------------------------------------------------------------------
* Includes accumulated net
  investment loss of:                          $(152,465)   $(1,727,122)            --            --            --           --
--------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Statements of Changes in Net Assets   For the Year Ended January 31, 2002

                                          Global      High Growth      Growth        Balanced    Conservative     Income
                                         Portfolio     Portfolio      Portfolio      Portfolio    Portfolio      Portfolio
----------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income (loss)        $   (201,058) $    (211,741) $  11,568,067  $ 13,927,081  $  5,279,668  $  2,906,164
   Net realized gain (loss)              (2,597,237)   (11,189,089)     3,269,545        73,421        84,182        (3,665)
   Change in net unrealized
    depreciation                         (4,857,088)  (131,697,371)  (143,969,528)  (37,788,068)   (8,505,156)   (3,499,316)
----------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
    Operations                           (7,655,383)  (143,098,201)  (129,131,916)  (23,787,566)   (3,141,306)     (596,817)
----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net investment income                         --         (8,882)   (12,252,007)  (15,254,744)   (5,830,420)   (2,806,587)
   Net realized gains                    (2,165,495)   (32,280,103)   (44,145,393)  (14,774,855)     (347,688)           --
----------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
    Distributions to Shareholders        (2,165,495)   (32,288,985)   (56,397,400)  (30,029,599)   (6,178,108)   (2,806,587)
----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 5):
   Net proceeds from sale of shares      11,415,196    112,144,521    104,353,166    73,853,391    19,846,181     8,596,053
   Net asset value of shares issued
    for reinvestment of dividends         2,158,363     32,044,976     55,795,154    29,454,805     6,041,657     2,543,415
   Cost of shares reacquired            (10,811,481)  (136,303,652)  (161,034,535)  (96,252,665)  (27,659,425)  (12,385,462)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    From Fund Share Transactions          2,762,078      7,885,845       (886,215)    7,055,531    (1,771,587)   (1,245,994)
----------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                   (7,058,800)  (167,501,341)  (186,415,531)  (46,761,634)  (11,091,001)   (4,649,398)

Net Assets:
   Beginning of year                     37,006,105    870,832,200    942,004,844   483,105,023   122,308,698    52,381,519
----------------------------------------------------------------------------------------------------------------------------
   End of year*                        $ 29,947,305  $ 703,330,859  $ 755,589,313  $436,343,389  $111,217,697  $ 47,732,121
----------------------------------------------------------------------------------------------------------------------------
* Includes undistributed net
 investment income of:                           --             --       $239,556      $476,266      $140,096      $147,054
----------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The Global, High Growth, Growth, Balanced, Conservative and Income Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney Allocation Series Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of these portfolios and three other separate investment portfolios: Select High Growth, Select Growth and Select Balanced. The Portfolios invest in other mutual funds ("Underlying Funds") managed by Smith Barney Fund Management LLC (''SBFM''), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The financial statements and financial highlights for the other portfolios are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; (c) income distributions and short-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on an accrual basis; (d) long-term capital gains from Underlying Funds are recorded on the ex-dividend date as realized gains; (e) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method;
(f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At January 31, 2002, reclassifications were made to the capital accounts of the Global Portfolio and High Growth Portfolio to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. For the Global Portfolio, accumulated net investment loss of $201,058 and accumulated net realized loss of $286 were reclassified to paid-in capital. For the High Growth Portfolio, accumulated net investment loss of $213,691 and accumulated net realized loss of $2,867 were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (i) direct expenses are charged to each class of each portfolio; management fees are allocated on the basis of the relative net assets of each class; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

SBFM is the investment manager for the Fund. Each Portfolio pays SBFM a monthly fee calculated at an annual rate of 0.20% of the average daily net assets.

For the six months ended July 31, 2002, SBFM waived a portion of its management fees amounting to $29,273, $650,692, $230,939 and $6,404 for the Global, High Growth, Growth and Income Portfolios, respectively. In addition, SBFM reimbursed its expenses amounting to $53,962 and $160,929 for the Global and High Growth Portfolios, respectively.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Portfolios' transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS") act as the Portfolios' sub-transfer agents. CTB receives account fees and asset-based fees that vary according to account size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts. During the six months ended July 31, 2002, the Global, High Growth, Growth, Balanced, Conservative and Income Portfolios paid transfer agent fees of $5,521, $112,780, $124,432, $48,978, $10,940 and $7,721,
respectively, to CTB.

Salomon Smith Barney Inc. ("SSB") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Portfolios' distributors. SSB and certain other broker-dealers, continue to sell Portfolio shares to the public as members of the selling group.

For Global, High Growth, Growth and Balanced Portfolios, there are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. For Conservative and Income Portfolios, there are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. The Global, High Growth, Growth and Balanced Portfolios have a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. The Conservative and Income Portfolios have a CDSC of 4.50% on Class B shares, which applies if redemption occurs less than one year from purchase and declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2002, SSB and its affiliates received sales charges on sales of the Portfolios' Class A and L shares. In addition, for the six months ended July 31, 2002, CDSCs were paid to SSB and its affiliates for Class B and L shares.

The approximate amounts were as follows:

                                              Sales Charges         CDSCs
                                            ------------------ ----------------
Portfolio                                    Class A   Class L Class B  Class L
-------------------------------------------------------------------------------
Global                                      $  119,000 $ 1,000 $ 18,000 $   --
High Growth                                  1,460,000  16,000  286,000     --
Growth                                       1,150,000  20,000  295,000  3,000
Balanced                                       635,000  16,000  188,000  2,000
Conservative                                   196,000   6,000   47,000     --
Income                                         107,000   2,000   11,000     --
-------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Portfolios pay a service fee with respect to their Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Global, High Growth, Growth and Balanced Portfolios each pay a distribution fee with respect to their Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class. The Conservative and Income Portfolios each pay a distribution fee with respect to their Class B and L shares calculated at the annual rates of 0.50% and 0.45%, respectively, of the average daily net assets of each class.

For the six months ended July 31, 2002, total Distribution Plan fees were as follows:

Portfolio                                          Class A   Class B   Class L
-------------------------------------------------------------------------------
Global                                             $ 20,340 $   57,769 $  7,236
High Growth                                         421,762  1,361,989  204,423
Growth                                              409,785  1,636,898  219,069
Balanced                                            239,988    949,480  158,425
Conservative                                         69,644    169,537   25,201
Income                                               29,482     77,042    9,129
-------------------------------------------------------------------------------

All officers and two Directors of the Fund are employees of Citigroup or its affiliates.

3. Investments
During the six months ended July 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                                Purchases     Sales
-------------------------------------------------------------------------------
Global                                                   $2,120,192 $ 1,884,050
High Growth                                                      --  33,697,784
Growth                                                           --  45,445,098
Balanced                                                         --  26,866,575
Conservative                                              1,816,797   3,840,000
Income                                                    2,027,833   1,852,033
-------------------------------------------------------------------------------

At July 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                 Net Unrealized
Portfolio                            Appreciation  Depreciation   Depreciation
-------------------------------------------------------------------------------
Global                               $        --  $  (9,502,442) $  (9,502,442)
High Growth                           36,804,493   (208,022,400)  (171,217,907)
Growth                                24,297,483   (249,499,564)  (225,202,081)
Balanced                               6,783,067    (82,427,174)   (75,644,107)
Conservative                           1,620,666    (21,926,481)   (20,305,815)
Income                                 1,093,060    (11,023,093)    (9,930,033)
-------------------------------------------------------------------------------

4. Repurchase Agreements
The Portfolios purchase (and their custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Capital Shares

At July 31, 2002, the Fund had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolios and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.


Transactions in shares of each class within each Portfolio were as follows:

                               Six Months Ended July 31, 2002 Year Ended January 31, 2002
                               ------------------------------ ---------------------------
                                 Shares          Amount         Shares        Amount
-----------------------------------------------------------------------------------------
GLOBAL PORTFOLIO:
Class A
 Shares sold                      628,811     $  5,596,712       920,448   $  8,455,350
 Shares issued on reinvestment         --               --       126,730      1,193,796
 Shares reacquired               (581,366)      (5,146,657)     (895,305)    (8,169,681)
-----------------------------------------------------------------------------------------
 Net Increase                      47,445     $    450,055       151,873   $  1,479,465
-----------------------------------------------------------------------------------------
Class B
 Shares sold                      111,912     $    958,036       227,202   $  2,193,928
 Shares issued on reinvestment         --               --        93,198        873,261
 Shares reacquired               (129,304)      (1,113,921)     (230,869)    (2,230,445)
-----------------------------------------------------------------------------------------
 Net Increase (Decrease)          (17,392)    $   (155,885)       89,531   $    836,744
-----------------------------------------------------------------------------------------
Class L
 Shares sold                       46,923     $    399,212        80,763   $    765,918
 Shares issued on reinvestment         --               --         9,745         91,306
 Shares reacquired                (36,227)        (311,510)      (42,926)      (411,355)
-----------------------------------------------------------------------------------------
 Net Increase                      10,696     $     87,702        47,582   $    445,869
-----------------------------------------------------------------------------------------
HIGH GROWTH PORTFOLIO:
Class A
 Shares sold                    1,935,510     $ 22,174,937     4,923,738   $ 63,568,202
 Shares issued on reinvestment         --               --     1,298,341     16,657,718
 Shares reacquired             (3,585,795)     (41,674,272)   (5,945,249)   (76,633,247)
-----------------------------------------------------------------------------------------
 Net Increase (Decrease)       (1,650,285)    $(19,499,335)      276,830   $  3,592,673
-----------------------------------------------------------------------------------------
Class B
 Shares sold                    1,324,372     $ 15,123,938     2,946,533   $ 37,434,983
 Shares issued on reinvestment         --               --     1,055,868     13,472,878
 Shares reacquired             (2,237,599)     (25,139,129)   (3,914,093)   (49,546,887)
-----------------------------------------------------------------------------------------
 Net Increase (Decrease)         (913,227)    $(10,015,191)       88,308   $  1,360,974
-----------------------------------------------------------------------------------------
Class L
 Shares sold                      404,005     $  4,612,455       870,345   $ 11,141,336
 Shares issued on reinvestment         --               --       150,030      1,914,380
 Shares reacquired               (461,254)      (5,190,444)     (790,047)   (10,123,518)
-----------------------------------------------------------------------------------------
 Net Increase (Decrease)          (57,249)    $   (577,989)      230,328   $  2,932,198
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                               Six Months Ended July 31, 2002 Year Ended January 31, 2002
                               ------------------------------ ---------------------------
                                 Shares          Amount         Shares        Amount
-----------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Class A
 Shares sold                    1,930,084     $ 20,024,979     4,687,551   $ 57,028,377
 Shares issued on reinvestment         --               --     2,490,683     27,771,117
 Shares reacquired             (4,439,046)     (46,074,476)   (6,320,762)   (76,431,890)
-----------------------------------------------------------------------------------------
 Net Increase (Decrease)       (2,508,962)    $(26,049,497)      857,472   $  8,367,604
-----------------------------------------------------------------------------------------
Class B
 Shares sold                    1,433,666     $ 15,074,495     3,038,162   $ 36,806,665
 Shares issued on reinvestment         --               --     2,203,241     24,786,462
 Shares reacquired             (3,489,851)     (35,863,087)   (6,056,810)   (73,204,151)
-----------------------------------------------------------------------------------------
 Net Decrease                  (2,056,185)    $(20,788,592)     (815,407)  $(11,611,024)
-----------------------------------------------------------------------------------------
Class L
 Shares sold                      429,148     $  4,447,211       872,416   $ 10,518,124
 Shares issued on reinvestment         --               --       287,529      3,237,575
 Shares reacquired               (639,134)      (6,576,383)     (935,904)   (11,398,494)
-----------------------------------------------------------------------------------------
 Net Increase (Decrease)         (209,986)    $ (2,129,172)      224,041   $  2,357,205
-----------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Class A
 Shares sold                    1,569,720     $ 16,678,799     3,533,262   $ 40,911,376
 Shares issued on reinvestment    266,666        2,825,350     1,377,996     15,425,069
 Shares reacquired             (3,396,081)     (36,126,424)   (4,033,771)   (47,010,887)
-----------------------------------------------------------------------------------------
 Net Increase (Decrease)       (1,559,695)    $(16,622,275)      877,487   $  9,325,558
-----------------------------------------------------------------------------------------
Class B
 Shares sold                    1,224,371     $ 13,299,652     2,137,185   $ 25,203,580
 Shares issued on reinvestment    183,292        1,986,726     1,063,107     12,132,899
 Shares reacquired             (2,355,287)     (25,321,417)   (3,396,839)   (40,208,624)
-----------------------------------------------------------------------------------------
 Net Decrease                    (947,624)    $(10,035,039)     (196,547)  $ (2,872,145)
-----------------------------------------------------------------------------------------
Class L
 Shares sold                      351,376     $  3,797,281       638,659   $  7,547,447
 Shares issued on reinvestment     29,423          318,806       166,283      1,896,837
 Shares reacquired               (367,714)      (3,957,729)     (698,328)    (8,272,215)
-----------------------------------------------------------------------------------------
 Net Increase                      13,085     $    158,358       106,614   $  1,172,069
-----------------------------------------------------------------------------------------
Class Z+
 Shares sold                           --               --        15,054   $    190,988
 Shares issued on reinvestment         --               --            --             --
 Shares reacquired                     --               --       (61,695)      (760,939)
-----------------------------------------------------------------------------------------
 Net Decrease                          --               --       (46,641)  $   (569,951)
-----------------------------------------------------------------------------------------

+ On March 26, 2001, Class Z shares were fully redeemed.

                                     Six Months Ended July 31, 2002 Year Ended January 31, 2002
                                     ------------------------------ ---------------------------
                                       Shares          Amount         Shares        Amount
-----------------------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO:
Class A
  Shares sold                           797,452     $  8,206,661     1,038,280   $ 11,358,976
  Shares issued on reinvestment         111,256        1,146,841       317,663      3,411,429
  Shares reacquired                  (1,096,468)     (11,413,918)   (1,298,614)   (14,248,994)
-----------------------------------------------------------------------------------------------
  Net Increase (Decrease)              (187,760)    $ (2,060,416)       57,329   $    521,411
-----------------------------------------------------------------------------------------------
Class B
  Shares sold                           517,690     $  5,410,064       575,365   $  6,359,289
  Shares issued on reinvestment          76,565          799,025       210,909      2,291,481
  Shares reacquired                    (610,235)      (6,332,071)   (1,000,718)   (11,091,155)
-----------------------------------------------------------------------------------------------
  Net Decrease                          (15,980)    $   (122,982)     (214,444)  $ (2,440,385)
-----------------------------------------------------------------------------------------------
Class L
  Shares sold                           166,597     $  1,741,204       191,368   $  2,127,916
  Shares issued on reinvestment          11,709          122,037        31,202        338,747
  Shares reacquired                    (111,198)      (1,157,672)     (208,781)    (2,319,276)
-----------------------------------------------------------------------------------------------
  Net Increase                           67,108     $    705,569        13,789   $    147,387
-----------------------------------------------------------------------------------------------
INCOME PORTFOLIO:
Class A
  Shares sold                           584,702     $  5,712,105       393,564   $  4,031,562
  Shares issued on reinvestment          68,733          668,123       137,699      1,402,165
  Shares reacquired                    (580,854)      (5,675,707)     (628,506)    (6,430,519)
-----------------------------------------------------------------------------------------------
  Net Increase (Decrease)                72,581     $    704,521       (97,243)  $   (996,792)
-----------------------------------------------------------------------------------------------
Class B
  Shares sold                           243,323     $  2,377,589       362,431   $  3,713,482
  Shares issued on reinvestment          51,012          499,394        99,737      1,022,534
  Shares reacquired                    (305,960)      (2,995,389)     (471,633)    (4,849,472)
-----------------------------------------------------------------------------------------------
  Net Decrease                          (11,625)    $   (118,406)       (9,465)  $   (113,456)
-----------------------------------------------------------------------------------------------
Class L
  Shares sold                            53,224     $    522,653        82,294   $    851,009
  Shares issued on reinvestment           5,793           56,684        11,585        118,716
  Shares reacquired                    (120,889)      (1,176,762)     (107,295)    (1,105,471)
-----------------------------------------------------------------------------------------------
  Net Decrease                          (61,872)    $   (597,425)      (13,416)  $   (135,746)
-----------------------------------------------------------------------------------------------

6. Capital Loss Carryforward

At January 31, 2002, the Global, High Growth and Income Portfolios had, for income tax purposes, a capital loss carryforward of approximately $421,000, $11,189,000, and $705,000, respectively, available to offset future capital gains expiring on January 31 of the years below:

Portfolio      Total      2009      2010
--------------------------------------------
Global      $   421,000 $     -- $   421,000
High Growth  11,189,000       --  11,189,000
Income          705,000  705,000          --
--------------------------------------------

To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

Financial Highlights
For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                               Class A Shares
                                          ---------------------------------------------------------
GLOBAL PORTFOLIO                          2002/(1)(2)/   2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 8.87       $11.93    $13.67    $11.16      $11.40
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(4)(5)/        (0.03)       (0.03)     0.12      0.21        0.07
  Net realized and unrealized gain (loss)     (1.36)       (2.34)    (1.38)     2.54       (0.26)
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (1.39)       (2.37)    (1.26)     2.75       (0.19)
----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --           --     (0.12)    (0.20)      (0.04)
  Net realized gains                             --        (0.69)    (0.36)    (0.04)      (0.01)
----------------------------------------------------------------------------------------------------
Total Distributions                              --        (0.69)    (0.48)    (0.24)      (0.05)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 7.48       $ 8.87    $11.93    $13.67      $11.16
----------------------------------------------------------------------------------------------------
Total Return                                 (15.67)%++   (20.21)%   (9.29)%   24.57%      (1.60)%++
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $14,237      $16,452   $20,333   $18,133     $10,766
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)(6)/                             0.80%+       0.71%     0.60%     0.60%       0.59%+
  Net investment income (loss)                (0.71)+      (0.30)     0.94      1.73        0.80+
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           6%          15%       10%        0%          0%
----------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from March 9, 1998 (inception date) to January 31, 1999.
(4)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5)The investment manager waived a portion of its management fee for the six months ended July 31, 2002 and the year ended January 31, 2002. In addition, the investment manager reimbursed expenses of $53,962 for the six months ended July 31, 2002. If such fees were not waived or expenses not reimbursed, the per share effect on net investment loss and expense ratios would have been as follows:

                                Increase to         Expense Ratios
                               Net Investment Loss  Without Fee Waivers and/or
                                 Per Share          Expense Reimbursements
                               -------------------  --------------------------
                               2002/(1)/    2002    2002/(1)/       2002
                               --------      -----  --------           -----
                 Class A Share  $0.02       $0.02    1.37%+         0.96%

(6)As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                              Class B Shares
                                          -------------------------------------------------------
GLOBAL PORTFOLIO                          2002/(1)(2)/  2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $ 8.78       $11.92    $13.65    $11.15     $11.40
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(4)(5)/       (0.06)       (0.10)     0.02      0.10       0.00*
  Net realized and unrealized gain (loss)    (1.34)       (2.35)    (1.36)     2.53      (0.24)
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (1.40)       (2.45)    (1.34)     2.63      (0.24)
--------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --           --     (0.03)    (0.09)        --
  Net realized gains                            --        (0.69)    (0.36)    (0.04)     (0.01)
--------------------------------------------------------------------------------------------------
Total Distributions                             --        (0.69)    (0.39)    (0.13)     (0.01)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 7.38       $ 8.78    $11.92    $13.65     $11.15
--------------------------------------------------------------------------------------------------
Total Return                                (15.95)%++   (20.93)%   (9.92)%   23.59%     (2.16)%++
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $9,950      $11,991   $15,200   $14,392     $9,220
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)(6)/                            1.55%+       1.46%     1.35%     1.35%      1.32%+
  Net investment income (loss)               (1.46)+      (1.05)     0.17      0.83       0.06+
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          6%          15%       10%        0%         0%
--------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from March 9, 1998 (inception date) to January 31, 1999.
(4)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5)The investment manager waived a portion of its management fee for the six months ended July 31, 2002 and the year ended January 31, 2002. In addition, the investment manager reimbursed expenses of $53,962 for the six months ended July 31, 2002. If such fees were not waived or expenses not reimbursed, the per share effect on net investment loss and expense ratios would have been as follows:

                                Increase to         Expense Ratios
                               Net Investment Loss  Without Fee Waivers and/or
                                 Per Share          Expense Reimbursements
                               -------------------  --------------------------
                               2002/(1)/    2002    2002/(1)/       2002
                               --------      -----  --------           -----
                 Class B Share  $0.02       $0.02    2.12%+         1.71%

(6)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                               Class L Shares
                                          --------------------------------------------------------
GLOBAL PORTFOLIO                          2002/(1)(2)/  2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)(4)/
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $ 8.78      $11.91     $13.64    $11.14       $11.40
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(5)(6)/       (0.06)      (0.10)      0.05      0.30        (0.02)
  Net realized and unrealized gain (loss)    (1.34)      (2.34)     (1.39)     2.33        (0.23)
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (1.40)      (2.44)     (1.34)     2.63        (0.25)
-----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --          --      (0.03)    (0.09)          --
  Net realized gains                            --       (0.69)     (0.36)    (0.04)       (0.01)
-----------------------------------------------------------------------------------------------------
Total Distributions                             --       (0.69)     (0.39)    (0.13)       (0.01)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 7.38      $ 8.78     $11.91    $13.64       $11.14
-----------------------------------------------------------------------------------------------------
Total Return                                (15.95)%++  (20.86)%    (9.93)%   23.61%       (2.25)%++
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $1,343      $1,504     $1,473      $758         $244
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(6)(7)/                            1.55%+      1.47%      1.35%     1.35%        1.32%+
  Net investment income (loss)               (1.46)+     (1.02)      0.36      2.36        (0.12)+
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          6%         15%        10%        0%           0%
-----------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from March 9, 1998 (inception date) to January 31, 1999.
(4)On June 12, 1998, Class C shares were renamed Class L shares.
(5)Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(6)The investment manager waived a portion of its management fee for the six months ended July 31, 2002 and the year ended January 31, 2002. In addition, the investment manager reimbursed expenses of $53,962 for the six months ended July 31, 2002. If such fees were not waived or expenses not reimbursed, the per share effect on net investment loss and expense ratios would have been as follows:

                                Increase to         Expense Ratios
                               Net Investment Loss  Without Fee Waivers and/or
                                 Per Share          Expense Reimbursements
                               -------------------  --------------------------
                               2002/(1)/    2002    2002/(1)/       2002
                               --------      -----  --------           -----
                 Class L Share  $0.02       $0.02    2.12%+         1.72%

(7)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                    Class A Shares
                                          ------------------------------------------------------------------
HIGH GROWTH PORTFOLIO                      2002/(1)(2)/   2002/(2)/ 2001/(2)/  2000/(2)/ 1999/(2)/   1998
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $12.12       $15.11     $16.81     $14.86    $12.97    $12.41
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(3)(4)/         (0.01)        0.04       0.66       0.54      0.09      0.11
  Net realized and unrealized gain (loss)      (2.36)       (2.46)     (0.85)      2.29      2.36      0.91
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            (2.37)       (2.42)     (0.19)      2.83      2.45      1.02
------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           --        (0.00)*    (0.67)     (0.53)    (0.08)    (0.13)
  Net realized gains                              --        (0.57)     (0.84)     (0.35)    (0.48)    (0.33)
------------------------------------------------------------------------------------------------------------
Total Distributions                               --        (0.57)     (1.51)     (0.88)    (0.56)    (0.46)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 9.75       $12.12     $15.11     $16.81    $14.86    $12.97
------------------------------------------------------------------------------------------------------------
Total Return                                  (19.55)%++   (16.25)%    (0.94)%    18.97%    19.15%     8.25%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $278,480     $366,092   $452,084   $441,050  $365,225  $259,212
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(5)/                              0.80%+       0.71%      0.60%      0.60%     0.60%     0.60%
  Net investment income                        (0.18)+       0.33       3.90       3.44      0.68      1.00
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            0%           5%         9%         2%       21%       39%
------------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)The investment manager waived a portion of its management fee for the six months ended July 31, 2002 and the year ended January 31, 2002. In addition, the investment manager reimbursed expenses of $160,929 for the six months ended July 31, 2002. If such fees were not waived or expenses not reimbursed, the per share effect on net investment income (loss) and expense ratios would have been as follows:

                               (Increase) Decrease to   Expense Ratios
                               Net Investment           Without Fee Waivers and/or
                               Income (Loss) Per Share  Expense Reimbursements
                               -----------------------  --------------------------
                               2002/(1)/       2002     2002/(1)/        2002
                               --------       -----     --------        -----
                 Class A Share  $(0.02)       $0.02      1.09%+         0.88%

(5)As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                   Class B Shares
                                          -----------------------------------------------------------------
HIGH GROWTH PORTFOLIO                     2002/(1)(2)/   2002/(2)/ 2001/(2)/  2000/(2)/ 1999/(2)/   1998
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $12.01       $15.08     $16.74     $14.81    $12.95    $12.41
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(3)(4)/        (0.05)       (0.05)      0.52       0.41     (0.01)     0.03
  Net realized and unrealized gain (loss)     (2.34)       (2.45)     (0.82)      2.26      2.35      0.89
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (2.39)       (2.50)     (0.30)      2.67      2.34      0.92
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --           --      (0.52)     (0.39)       --     (0.05)
  Net realized gains                             --        (0.57)     (0.84)     (0.35)    (0.48)    (0.33)
-----------------------------------------------------------------------------------------------------------
Total Distributions                              --        (0.57)     (1.36)     (0.74)    (0.48)    (0.38)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 9.62       $12.01     $15.08     $16.74    $14.81    $12.95
-----------------------------------------------------------------------------------------------------------
Total Return                                 (19.90)%++   (16.83)%    (1.65)%    18.01%    18.30%     7.44%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)          $226,730     $293,784   $367,656   $375,224  $318,101  $230,142
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(5)/                             1.55%+       1.46%      1.35%      1.35%     1.35%     1.35%
  Net investment income (loss)                (0.93)+      (0.42)      3.10       2.65     (0.07)     0.25
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%           5%         9%         2%       21%       39%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(4)The investment manager waived a portion of its management fee for the six months ended July 31, 2002 and the year ended January 31, 2002. In addition, the investment manager reimbursed expenses of $160,929 for the six months ended July 31, 2002. If such fees were not waived or expenses not reimbursed, the per share effect on net investment loss and expense ratios would have been as follows:

                                Increase to         Expense Ratios
                               Net Investment Loss  Without Fee Waivers and/or
                                 Per Share          Expense Reimbursements
                               -------------------  --------------------------
                               2002/(1)/     2002   2002/(1)/        2002
                               --------     -----   --------        -----
                 Class B Share  $0.02       $0.02    1.80%+         1.62%

(5)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                  Class L Shares
                                          ---------------------------------------------------------------
HIGH GROWTH PORTFOLIO                     2002/(1)(2)/  2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/   1998
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $12.01      $15.09    $16.75    $14.81      $12.96     $12.42
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(4)/           (0.04)      (0.05)     0.54      0.43       (0.01)      0.03
  Net realized and unrealized gain (loss)     (2.33)      (2.46)    (0.84)     2.25        2.34       0.89
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (2.37)      (2.51)    (0.30)     2.68        2.33       0.92
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --          --     (0.52)    (0.39)         --      (0.05)
  Net realized gains                             --       (0.57)    (0.84)    (0.35)      (0.48)     (0.33)
-----------------------------------------------------------------------------------------------------------
Total Distributions                              --       (0.57)    (1.36)    (0.74)      (0.48)     (0.38)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 9.64      $12.01    $15.09    $16.75      $14.81     $12.96
-----------------------------------------------------------------------------------------------------------
Total Return                                 (19.73)%++  (16.88)%   (1.65)%   18.08%      18.21%      7.44%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $34,318     $43,455   $51,092   $45,979     $37,969    $27,845
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                                1.37%+      1.44%     1.35%     1.35%       1.35%      1.35%
  Net investment income (loss)                (0.75)+     (0.40)     3.21      2.74       (0.07)      0.25
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%          5%        9%        2%         21%        39%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
(4)Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(5)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                   Class A Shares
                                          -----------------------------------------------------------------
GROWTH PORTFOLIO                          2002/(1)(2)/    2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $10.89        $13.64     $15.11    $14.43    $12.99    $12.32
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/                0.07          0.22       0.58      0.47      0.26      0.31
  Net realized and unrealized gain (loss)     (1.78)        (2.04)     (0.57)     1.05      1.82      1.14
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (1.71)        (1.82)      0.01      1.52      2.08      1.45
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --         (0.24)     (0.60)    (0.49)    (0.27)    (0.32)
  Net realized gains                             --         (0.69)     (0.88)    (0.35)    (0.37)    (0.46)
-----------------------------------------------------------------------------------------------------------
Total Distributions                              --         (0.93)     (1.48)    (0.84)    (0.64)    (0.78)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 9.18        $10.89     $13.64    $15.11    $14.43    $12.99
-----------------------------------------------------------------------------------------------------------
Total Return                                 (15.70)%++    (13.56)%     0.21%    10.53%    16.20%    11.82%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)          $276,103      $354,879   $432,596  $432,580  $391,235  $279,842
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(5)/                             0.80%+        0.76%      0.60%     0.60%     0.60%     0.60%
  Net investment income                        1.40+         1.81       3.91      3.23      1.93      2.77
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%            6%         9%        2%       10%       41%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)The investment manager waived a portion of its management fee for the six months ended July 31, 2002. If such fees were not waived, the per share decrease to net investment income would have been less than $0.01 and the actual expense ratio would have been 0.89%.
(5)As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                    Class B Shares
                                          ------------------------------------------------------------------
GROWTH PORTFOLIO                          2002/(1)(2)/    2002/(2)/ 2001/(2)/  2000/(2)/ 1999/(2)/   1998
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $10.98        $13.74     $15.18     $14.48    $13.00    $12.33
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/                0.03          0.13       0.47       0.36      0.16      0.22
  Net realized and unrealized gain (loss)     (1.79)        (2.05)     (0.57)      1.03      1.82      1.12
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (1.76)        (1.92)     (0.10)      1.39      1.98      1.34
------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --         (0.15)     (0.46)     (0.34)    (0.13)    (0.21)
  Net realized gains                             --         (0.69)     (0.88)     (0.35)    (0.37)    (0.46)
------------------------------------------------------------------------------------------------------------
Total Distributions                              --         (0.84)     (1.34)     (0.69)    (0.50)    (0.67)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 9.22        $10.98     $13.74     $15.18    $14.48    $13.00
------------------------------------------------------------------------------------------------------------
Total Return                                 (16.03)%++    (14.17)%    (0.56)%     9.61%    15.40%    10.93%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)          $278,133      $353,777   $453,823   $486,164  $452,943  $343,474
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(5)/                             1.55%+        1.49%      1.35%      1.35%     1.35%     1.35%
  Net investment income                        0.65+         1.08       3.11       2.43      1.18      1.96
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%            6%         9%         2%       10%       41%
------------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)The investment manager waived a portion of its management fee for the six months ended July 31, 2002. If such fees were not waived, the per share decrease to net investment income would have been less than $0.01 and the actual expense ratio would have been 1.62%.
(5)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                   Class L Shares
                                          ----------------------------------------------------------------
GROWTH PORTFOLIO                          2002/(1)(2)/   2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/   1998
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $11.00       $13.74    $15.19    $14.48      $13.00     $12.33
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/                   0.04         0.14      0.47      0.35        0.16       0.22
  Net realized and unrealized gain (loss)     (1.80)       (2.04)    (0.58)     1.05        1.82       1.12
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (1.76)       (1.90)    (0.11)     1.40        1.98       1.34
------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --        (0.15)    (0.46)    (0.34)      (0.13)     (0.21)
  Net realized gains                             --        (0.69)    (0.88)    (0.35)      (0.37)     (0.46)
------------------------------------------------------------------------------------------------------------
Total Distributions                              --        (0.84)    (1.34)    (0.69)      (0.50)     (0.67)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 9.24       $11.00    $13.74    $15.19      $14.48     $13.00
------------------------------------------------------------------------------------------------------------
Total Return                                 (16.00)%++   (14.01)%   (0.62)%    9.68%      15.40%     10.92%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $37,496      $46,933   $55,586   $57,596     $53,319    $42,983
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                                1.44%+       1.41%     1.35%     1.35%       1.35%      1.35%
  Net investment income                        0.77+        1.17      3.12      2.39        1.18       1.96
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%           6%        9%        2%         10%        41%
------------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
(4)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                   Class A Shares
                                          -----------------------------------------------------------------
BALANCED PORTFOLIO                        2002/(1)(2)/    2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/   1998
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $10.93        $12.38     $12.58    $12.95    $12.62    $12.14
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                   0.14          0.41       0.58      0.45      0.42      0.58
  Net realized and unrealized gain (loss)     (1.01)        (0.98)      0.55      0.10      0.73      0.80
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.87)        (0.57)      1.13      0.55      1.15      1.38
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.16)        (0.49)     (0.63)    (0.46)    (0.45)    (0.54)
  Net realized gains                             --         (0.39)     (0.70)    (0.46)    (0.37)    (0.36)
-----------------------------------------------------------------------------------------------------------
Total Distributions                           (0.16)        (0.88)     (1.33)    (0.92)    (0.82)    (0.90)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 9.90        $10.93     $12.38    $12.58    $12.95    $12.62
-----------------------------------------------------------------------------------------------------------
Total Return                                  (8.06)%++     (4.58)%     9.42%     4.37%     9.33%    11.59%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)          $169,760      $204,437   $220,781  $222,275  $227,674  $166,806
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                                0.77%+        0.67%      0.60%     0.60%     0.60%     0.60%
  Net investment income                        2.71+         3.52       4.61      3.54      3.24      4.79
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%            1%         5%        4%       10%       23%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                   Class B Shares
                                          -----------------------------------------------------------------
BALANCED PORTFOLIO                         2002/(1)(2)/   2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/   1998
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $11.17       $12.55     $12.64    $12.95    $12.61    $12.14
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                    0.11         0.33       0.49      0.35      0.32      0.48
  Net realized and unrealized gain (loss)      (1.03)       (0.99)      0.56      0.09      0.74      0.80
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            (0.92)       (0.66)      1.05      0.44      1.06      1.28
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.12)       (0.33)     (0.44)    (0.29)    (0.35)    (0.45)
  Net realized gains                              --        (0.39)     (0.70)    (0.46)    (0.37)    (0.36)
-----------------------------------------------------------------------------------------------------------
Total Distributions                            (0.12)       (0.72)     (1.14)    (0.75)    (0.72)    (0.81)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.13       $11.17     $12.55    $12.64    $12.95    $12.61
-----------------------------------------------------------------------------------------------------------
Total Return                                   (8.33)%++    (5.29)%     8.66%     3.48%     8.62%    10.67%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $171,243     $199,381   $226,548  $238,456  $247,733  $193,791
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                                 1.36%+       1.42%      1.35%     1.35%     1.35%     1.35%
  Net investment income                         2.13+        2.77       3.83      2.75      2.50      3.96
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            0%           1%         5%        4%       10%       23%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                  Class L Shares
                                          ---------------------------------------------------------------
BALANCED PORTFOLIO                        2002/(1)(2)/   2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/   1998
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $11.17       $12.55    $12.64    $12.94      $12.61     $12.14
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/                   0.11         0.33      0.50      0.36        0.32       0.46
  Net realized and unrealized gain (loss)     (1.03)       (0.99)     0.55      0.09        0.73       0.82
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.92)       (0.66)     1.05      0.45        1.05       1.28
------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.12)       (0.33)    (0.44)    (0.29)      (0.35)     (0.45)
  Net realized gains                             --        (0.39)    (0.70)    (0.46)      (0.37)     (0.36)
------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.12)       (0.72)    (1.14)    (0.75)      (0.72)     (0.81)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.13       $11.17    $12.55    $12.64      $12.94     $12.61
------------------------------------------------------------------------------------------------------------
Total Return                                  (8.33)%++    (5.28)%    8.67%     3.56%       8.53%     10.67%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $29,629      $32,525   $35,202   $33,989     $34,809    $27,473
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                                1.40%+       1.37%     1.35%     1.35%       1.35%      1.35%
  Net investment income                        2.10+        2.82      3.89      2.76        2.50       3.69
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%           1%        5%        4%         10%        23%
------------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
(4)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5)As a result of voluntary expense limitations, expense ratios will not exceed 1.55%.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                 Class A Shares
                                          ------------------------------------------------------------
CONSERVATIVE PORTFOLIO                    2002/(1)(2)/   2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/   1998
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $10.59       $11.51    $11.47    $12.04    $12.17    $11.90
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                   0.20         0.53      0.67      0.56      0.58      0.73
  Net realized and unrealized gain (loss)     (0.72)       (0.81)     0.31     (0.33)     0.11      0.63
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.52)       (0.28)     0.98      0.23      0.69      1.36
---------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.22)       (0.61)    (0.73)    (0.55)    (0.58)    (0.69)
  Net realized gains                             --        (0.03)    (0.21)    (0.25)    (0.24)    (0.40)
---------------------------------------------------------------------------------------------------------
Total Distributions                           (0.22)       (0.64)    (0.94)    (0.80)    (0.82)    (1.09)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 9.85       $10.59    $11.51    $11.47    $12.04    $12.17
---------------------------------------------------------------------------------------------------------
Total Return                                  (5.01)%++    (2.33)%    8.91%     1.96%     5.85%    11.70%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $52,275      $58,176   $62,582   $70,327   $71,583   $51,233
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                                0.75%+       0.70%     0.60%     0.60%     0.60%     0.60%
  Net investment income                        3.92+        4.84      5.84      4.76      4.80      6.17
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           2%           1%        1%        3%        5%       28%
---------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                 Class B Shares
                                          ------------------------------------------------------------
CONSERVATIVE PORTFOLIO                    2002/(1)(2)/   2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/   1998
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $10.72       $11.60    $11.50    $12.02    $12.16    $11.89
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                   0.18         0.48      0.61      0.51      0.52      0.66
  Net realized and unrealized gain (loss)     (0.73)       (0.82)     0.31     (0.33)     0.10      0.64
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.55)       (0.34)     0.92      0.18      0.62      1.30
---------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.19)       (0.51)    (0.61)    (0.45)    (0.52)    (0.63)
  Net realized gains                             --        (0.03)    (0.21)    (0.25)    (0.24)    (0.40)
---------------------------------------------------------------------------------------------------------
Total Distributions                           (0.19)       (0.54)    (0.82)    (0.70)    (0.76)    (1.03)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 9.98       $10.72    $11.60    $11.50    $12.02    $12.16
---------------------------------------------------------------------------------------------------------
Total Return                                  (5.19)%++    (2.84)%    8.33%     1.50%     5.22%    11.21%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $42,586      $45,937   $52,197   $64,910   $64,983   $48,584
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                                1.28%+       1.21%     1.10%     1.10%     1.09%     1.10%
  Net investment income                        3.39+        4.33      5.30      4.29      4.31      5.67
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           2%           1%        1%        3%        5%       28%
---------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                 Class L Shares
                                          -------------------------------------------------------------
CONSERVATIVE PORTFOLIO                     2002/(1)(2)/  2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/  1998
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $10.71      $11.59     $11.50    $12.02     $12.16     $11.89
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/                   0.18        0.49       0.64      0.51       0.53       0.69
  Net realized and unrealized gain (loss)     (0.73)      (0.82)      0.29     (0.32)      0.10       0.62
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.55)      (0.33)      0.93      0.19       0.63       1.31
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.19)      (0.52)     (0.63)    (0.46)     (0.53)     (0.64)
  Net realized gains                             --       (0.03)     (0.21)    (0.25)     (0.24)     (0.40)
-----------------------------------------------------------------------------------------------------------
Total Distributions                           (0.19)      (0.55)     (0.84)    (0.71)     (0.77)     (1.04)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 9.97      $10.71     $11.59    $11.50     $12.02     $12.16
-----------------------------------------------------------------------------------------------------------
Total Return                                  (5.17)%++   (2.76)%     8.35%     1.59%      5.29%     11.25%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)            $7,282      $7,105     $7,530    $6,952     $6,899     $5,386
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                                1.18%+      1.14%      1.05%     1.05%      1.05%      1.05%
  Net investment income                        3.53+       4.41       5.49      4.34       4.32       5.72
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           2%          1%         1%        3%         5%        28%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
(4)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5)As a result of voluntary expense limitations, expense ratios will not exceed 1.25%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                 Class A Shares
                                          -------------------------------------------------------------
INCOME PORTFOLIO                          2002/(1)(2)/   2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/   1998
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 9.95       $10.65    $10.64    $11.50    $11.75    $11.53
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                   0.25         0.63      0.72      0.64      0.69      0.76
  Net realized and unrealized gain (loss)     (0.50)       (0.72)     0.07     (0.76)    (0.14)     0.52
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.25)       (0.09)     0.79     (0.12)     0.55      1.28
---------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.29)       (0.61)    (0.76)    (0.63)    (0.69)    (0.77)
  Net realized gains                             --           --     (0.02)    (0.11)    (0.11)    (0.29)
---------------------------------------------------------------------------------------------------------
Total Distributions                           (0.29)       (0.61)    (0.78)    (0.74)    (0.80)    (1.06)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 9.41       $ 9.95    $10.65    $10.64    $11.50    $11.75
---------------------------------------------------------------------------------------------------------
Total Return                                  (2.56)%++    (0.80)%    7.74%    (1.04)%    4.88%    11.44%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $23,054      $23,640   $26,354   $32,111   $36,390   $29,574
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                                0.77%+       0.74%     0.60%     0.60%     0.60%     0.60%
  Net investment income                        5.13+        6.14      6.80      5.78      5.95      6.62
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           4%           3%        0%        4%        0%       28%
---------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)As a result of voluntary expense limitations, expense ratios will not exceed 0.80%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                 Class B Shares
                                          -------------------------------------------------------------
INCOME PORTFOLIO                          2002/(1)(2)/   2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/   1998
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $10.02       $10.72    $10.65    $11.50    $11.76    $11.53
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/                0.22         0.58      0.67      0.59      0.63      0.70
  Net realized and unrealized gain (loss)     (0.48)       (0.73)     0.07     (0.75)    (0.15)     0.52
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.26)       (0.15)     0.74     (0.16)     0.48      1.22
---------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.27)       (0.55)    (0.65)    (0.58)    (0.63)    (0.70)
  Net realized gains                             --           --     (0.02)    (0.11)    (0.11)    (0.29)
---------------------------------------------------------------------------------------------------------
Total Distributions                           (0.27)       (0.55)    (0.67)    (0.69)    (0.74)    (0.99)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 9.49       $10.02    $10.72    $10.65    $11.50    $11.76
---------------------------------------------------------------------------------------------------------
Total Return                                  (2.69)%++    (1.35)%    7.21%    (1.47)%    4.25%    10.93%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $19,968      $21,210   $22,799   $28,302   $34,497   $26,563
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)(5)/                             1.30%+       1.26%     1.10%     1.10%     1.10%     1.10%
  Net investment income                        4.61+        5.62      6.29      5.27      5.45      6.12
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           4%           3%        0%        4%        0%       28%
---------------------------------------------------------------------------------------------------------

(1) For the six months ended July 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4) The investment manager waived a portion of its management fee for the six months ended July 31, 2002. If such fees were not waived, the per share decrease to net investment income would have been less than $0.01 and the actual expense ratio would have been 1.32%.
(5) As a result of voluntary expense limitations, expense ratios will not exceed 1.30%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

                                                                 Class L Shares
                                          -------------------------------------------------------------
INCOME PORTFOLIO                          2002/(1)(2)/  2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/  1998
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.01      $10.71     $10.65    $11.50     $11.76     $11.53
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)(5)/               0.22        0.58       0.68      0.60       0.64       0.71
  Net realized and unrealized gain (loss)    (0.49)      (0.72)      0.06     (0.76)     (0.15)      0.52
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (0.27)      (0.14)      0.74     (0.16)      0.49       1.23
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.27)      (0.56)     (0.66)    (0.58)     (0.64)     (0.71)
  Net realized gains                            --          --      (0.02)    (0.11)     (0.11)     (0.29)
----------------------------------------------------------------------------------------------------------
Total Distributions                          (0.27)      (0.56)     (0.68)    (0.69)     (0.75)     (1.00)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 9.47      $10.01     $10.71    $10.65     $11.50     $11.76
----------------------------------------------------------------------------------------------------------
Total Return                                 (2.77)%++   (1.29)%     7.22%    (1.42)%     4.31%     10.98%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)           $2,141      $2,882     $3,229    $3,698     $3,945     $3,568
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)(6)/                            1.25%+      1.25%      1.05%     1.05%      1.05%      1.05%
  Net investment income                       4.59+       5.65       6.35      5.36       5.47       6.17
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          4%          3%         0%        4%         0%        28%
----------------------------------------------------------------------------------------------------------

(1)For the six months ended July 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
(4)Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(5)The investment manager waived a portion of its fees for the six months ended July 31, 2002 and the year ended January 31, 2002. If such fees were not waived the per share decrease in net investment income and the actual expense ratios would have been as follows:

                                                         Expense Ratios
                               Per Share Decrease        Without Fee Waivers and/or
                               to Net Investment Income  Expense Reimbursements
                               -----------------------   --------------------------
                               2002/(1)/       2002      2002/(1)/        2002
                               --------       -----      --------        -----
                 Class L Share  $0.01         $0.00*      1.57%+         1.29%

(6) As a result of voluntary expense limitations, expense ratios will not exceed 1.25%.
 *  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

Directors
H. John Ellis
R. Jay Gerken
Armon E. Kamesar
Stephen E. Kaufman
Heath B. McLendon, Chairman
John J. Murphy
Walter E. Auch, Emeritus
Martin Brody, Emeritus

Officers
Heath B. McLendon
Chief Executive Officer

R. Jay Gerken
Executive Vice President

Lewis E. Daidone
Senior Vice President and Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

Investment Manager
Smith Barney Fund Management LLC

Distributors
Salomon Smith Barney Inc.
PFS Distributors, Inc.

Custodian
State Street Bank and Trust Company

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agents
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island 02940-9662

Smith Barney
Allocation Series Inc.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

www.smithbarney.com/mutualfunds

This report is submitted for the general information of the shareholders of Smith Barney Allocation Series Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after October 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

                                                              SalomonSmithBarney
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

            Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.
                                                              Member NASD, SIPC
                                             (C) 2002 Salomon Smith Barney Inc.

                                                                   FD01185 9/02
                                                                        02-3761

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                                   ALLOCATION
                                   SERIES INC.
--------------------------------------------------------------------------------

                       SEMI-ANNUAL REPORT | JULY 31, 2002

SELECT HIGH GROWTH PORTFOLIO      [LOGO] SMITH BARNEY
                                         MUTUAL FUNDS

SELECT GROWTH PORTFOLIO           Your Serious Money. Professionally Managed(SM)

SELECT BALANCED PORTFOLIO

--------------------------------------------------------------------------------
             NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ..................................................     1

Smith Barney Allocation Series Portfolios

      Select High Growth Portfolio ......................................     4

      Select Growth Portfolio ...........................................     7

      Select Balanced Portfolio .........................................    10

Schedules of Investments ................................................    13

Statements of Assets and Liabilities ....................................    16

Statements of Operations ................................................    17

Statements of Changes in Net Assets .....................................    18

Notes to Financial Statements ...........................................    20

Financial Highlights ....................................................    23

Directors and Officers ..................................................   IBC

[PHOTO OMITTED]

Heath B. McLendon

Chairman

Dear Shareholder:

Enclosed herein is the semi-annual report for the Smith Barney Allocation Series Inc. -- Select Portfolios ("Select Portfolios") High Growth, Growth and Balanced Portfolios ("Portfolio(s)")(1) for the period ended July 31, 2002. In this report we discuss the period's prevailing market and economic conditions and outline our investment strategy. A detailed summary of the performance and current holdings of each Portfolio can be found in the appropriate sections. We hope you find this report to be useful and informative.

Please note that this report has been prepared for the information of shareholders of the Smith Barney Allocation Series Inc. -- Select Portfolios and is not authorized for use unless preceded or accompanied by a current prospectus. The prospectus includes information regarding sales charges, expenses, objectives, policies, management, performance and other information. Please read it carefully before you invest or send money.

Investment Strategy

Each Portfolio is a "fund of funds" -- meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds and money market instruments. These underlying mutual funds are open-end funds managed by the investment manager or its affiliates and have investment goals similar, but not identical to, those of the Portfolios.

Each Portfolio is managed as an asset allocation program with a Target Allocation and a Target Range. Target Allocation is the manager's initial strategic focus in allocating between equity funds and fixed income funds. Target Range is the range in which the manager may vary from the Target Allocation.

The chart on page 2 shows the performance of the Select Portfolios for the period under review. The performance and current holdings of each Portfolio are discussed in greater detail on pages 4 through 15.

----------
(1) The Portfolios are underlying investment options of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policy holder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity which otherwise is subject to erosion through inflation.

--------------------------------------------------------------------------------

                       The Benefits of Long-Term Investing
        Growth of $10,000 Invested in the S&P 500 Index, Lehman Brothers
       Government/Credit Bond Index, Salomon Smith Barney World Government
         Bond Index and Morgan Stanley Capital International EAFE Index
                             July 1992 -- July 2002
                                   (unaudited)

  [The following table was depicted as a line chart in the printed material.]

                         Salomon Smith                      Lehman Brothers
            S&P 500       Barney World         MSCI EAFE   Government/Credit
             Index    Government Bond Index      Index        Bond Index
            -------   ---------------------    ---------   -----------------

   7/92      10000           10000               10000           10000
   1/93      11058           10931                8973           11158
   1/94      12479           12105               12938           12307
   1/95      12544           11806               12396           11925
   1/96      17388           13879               14439           14038
   1/97      21967           15073               14759           14373
   1/98      27876           16891               16301           15979
   1/99      36937           19553               18677           17373
   1/00      40753           18369               22272           16874
   1/01      40383           20514               20419           19195
   1/02      33864           19961               15150           20635
   7/02      27522           22560               14187           21409

The S&P 500 Index is a capitalization-weighted index of 500 widely held common stocks. The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman Brothers Government/Corporate Bond Index, is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Smith Barney World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. The Morgan Stanley Capital International ("MSCI") EAFE Index consists of the equity total returns for Europe, Australasia and the Far East. These Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

The Performance of Smith Barney Allocation Series -- Select Portfolios(2)

Total Returns for the Six Months Ended July 31, 2002

              Portfolio                       Total Returns
              ---------                       -------------
              Select High Growth                 (19.31)%
              Select Growth                      (15.59)
              Select Balanced                     (7.80)

Market Update

The period was an extremely difficult one for stock market participants. Equity markets around the world fell to levels below those seen in September 2001 and many lost the gains they made during the previous five years. Contributing to this equity market weakness were several well-publicized corporate accounting and corporate governance scandals, along with continued threats to geopolitical stability. Both factors raised uncertainty among equity investors during the period and prompted a flight to quality as investors sought out equity alternatives that they perceived as carrying less risk, including bonds and cash. Fixed income markets performed reasonably well during the period, recording price increases that helped make up for low yield levels.

----------
(2) All total return information represents past performance, which is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The shorter the time period of your investment, the greater the possibility of loss. Portfolio shares are not deposits or obligations of, or insured or guaranteed by, the U.S. government, any financial institution, the Federal Deposit Insurance Corporation ("FDIC"), or any other agency, entity, or person. These total return figures do not reflect expenses associated with the separate account, such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance shown.

The period also was a volatile one for investors. At the beginning of the reporting period, it looked as though the markets might recover from the lows seen after the tragic events of September 11th. Equity markets improved, reflecting the emerging belief that the global economy was beginning to recover. However, the revelation of massive accounting irregularities at Enron quickly dampened investor enthusiasm. On the geopolitical front, tensions grew in the Middle East, India and Pakistan. More and more corporations restated their earnings. A second major disappointment came with the collapse of WorldCom, Inc., one of the highest fliers of the bull market. The collapse of WorldCom, Inc. only served to increase investor skepticism, leading many to conclude that equities were generally overvalued given the potential risk involved.

Equity losses were also recorded in many non-U.S. markets. The best performing region was Asia. Meanwhile, the dollar experienced a period of extreme weakness against two major currencies -- the euro and the yen. We believe the dollar's weakness was caused by a lack of confidence in U.S. corporate accounting standards, the ballooning U.S. current account deficit(3) and concern that the U.S. economic recovery would not take hold.

As the global equity market slumped, however, the global economic picture remained relatively healthy. Accommodative monetary policy (an increase in the supply of money to make credit more easily available) and low interest rates from the world's central banks helped fuel consumer spending, particularly in housing. Global governments spent liberally during the period, contributing to growth in Gross Domestic Product ("GDP").(4)

Global bond markets also performed well in this environment of weak stock prices, robust spending and low interest rates. This strong performance in fixed income investments helped offset some of the losses that many balanced funds saw on the equity portion of their investments.

Market Outlook

What does the future hold? No one can predict market turns. We do foresee a recovery in equity prices at some point in the near future. Could markets fall further? Quite possibly. New information comes to the market each day and surprises are always possible. We do expect the economies of the world to stabilize, leading to relatively normal growth in GDP for 2003. Against an environment of growth, we believe interest rates could begin rising in 2003
-- causing a decline in bond prices.

Although equity valuations were low from an historical perspective (especially when compared to bond prices), we believe a market catalyst could boost investor confidence and cause them to begin rising again. This catalyst could be the capture of Osama Bin Laden, U.S. military action against Iraq or simply the realization among investors that the worst is over -- the world's economies are reasonably strong, corporate accounting scandals have been addressed by industry reforms and government regulations, and that equities are relatively inexpensive.

Thank you for investing in the Smith Barney Allocation Series Inc.-- Select Portfolios. We look forward to helping you pursue your financial goals in the future.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman and
The Investment Management Team

August 21, 2002

The information provided in all of the following market commentaries represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolios or that the percentage of the Portfolios' assets held in various sectors will remain the same. Also, please note any discussion of the Portfolios' holdings is as of July 31, 2002 and is subject to change.

----------
(3) A country's current account is a measure of the net value of its current transactions, including the sale and purchase of goods and services and the receipt and distribution of interest payments.
(4) GDP is a market value of goods and services produced by labor and property in a given country.

                        THE SELECT HIGH GROWTH PORTFOLIO

 -------------------------------------------------------------------------------
                             Target Asset Allocation
 -------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                                 10%   Bond Funds
                                 90%   Stock Funds

The Select High Growth Portfolio seeks capital appreciation by investing a high percentage of its assets in aggressive equity funds

The Target Asset Allocation set forth above represents an approximate mix of investments for the Select High Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, upon the approval of the Smith Barney Allocation Series' Board of Directors.

(Please note international stocks are subject to certain risks, including currency fluctuations: small-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and are inherently more risky than higher-rated securities and a sector fund invests in a single industry so its shares do not represent a complete investment program and the value of its shares may fluctuate more than shares invested in a broader range of industries. There are also risks associated with investing in other mutual funds rather than directly in portfolio securities.)

--------------------------------------------------------------------------------
                                Index Comparison*
--------------------------------------------------------------------------------

S&P 500**                                                               (18.73)%
Russell 2000(R)***                                                      (18.24)
MSCI EAFE+                                                               (6.36)
Salomon Smith Barney
   High-Yield Market++                                                  (11.25)

* The chart above represents total returns for the six months ended July 31, 2002.
** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 5% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
+ The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
++ The Salomon Smith Barney High-Yield Market Index is a broad-based unmanaged index of high-yield securities. Please note that an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
                               Performance Update
--------------------------------------------------------------------------------

The Select High Growth Portfolio's ("Portfolio") shares, returned negative 19.31% for the six months ended July 31, 2002. The chart that appears on page 5 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented by the Portfolio.

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

The Portfolio seeks capital appreciation. Among the Portfolios of the Smith Barney Allocation Series Inc., the High Growth Portfolio invests the largest percentage of its assets in aggressive stock mutual funds that focus on smaller, more speculative companies, as well as mid-sized (or larger) companies(1) with the potential for rapid growth. Moreover, a significant portion of the Portfolio is invested in international or emerging markets(2) funds in order to achieve a greater level of diversification.

__________
(1) Please be aware that investments in mid- and small-cap companies entail greater risk than investments in their large-cap counterparts.
(2) Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets.

Growth of $10,000 Invested in the Select High Growth Portfolio vs. the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Salomon Smith Barney High-Yield Market Index

February 5, 1997 -- July 31, 2002 (unaudited)

   [The following table was depicted as a line chart in the printed material.]

                                                                              Salomon Smith
               Select High          S&P       Russell 2000     MSCI EAFE    Barney High-Yield
             Growth Portfolio    500 Index       Index           Index        Market Index
             ----------------    ---------       -----           -----      -----------------
 2/5/97            10000           10000         10000           10000            10000
   1/98            11060           12689         11807           11028            11487
   1/99            13138           16814         11851           12635            11812
   1/00            15563           18551         13953           15067            11743
   1/01            15356           18383         14469           13813            11921
   1/02            12839           15415         13949           10249            11968
7/31/02            10360           12528         11404            9597            10622

The chart above represents a hypothetical illustration of $10,000 invested on February 5, 1997 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2002. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index is a composite index that consists of the equity total returns for Europe, Australasia and the Far East. The Salomon Smith Barney High-Yield Market Index covers a significant portion of the below investment-grade U.S. corporate bond market. These Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The chart does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

Historical Performance -- Select High Growth Portfolio+

                                  Net Asset Value
                        -----------------------------------      Income     Capital Gain
Period Ended           Beginning of Period     End of Period    Dividends   Distributions   Total Returns
=========================================================================================================
7/31/02                      $10.72               $ 8.65         $ 0.00         $0.00         (19.31)%++
---------------------------------------------------------------------------------------------------------
1/31/02                       14.23                10.72           0.63          0.59         (16.39)
---------------------------------------------------------------------------------------------------------
1/31/01                       15.16                14.23           0.39          0.35          (1.33)
---------------------------------------------------------------------------------------------------------
1/31/00                       13.02                15.16           0.07          0.17          18.46
---------------------------------------------------------------------------------------------------------
1/31/99                       11.06                13.02           0.07          0.04          18.79
---------------------------------------------------------------------------------------------------------
2/5/97* - 1/31/98             10.00                11.06           0.00          0.00          10.60++
=========================================================================================================
Total                                                            $ 1.16         $1.15
=========================================================================================================

Average Annual Total Returns -- Select High Growth Portfolio

Six Months Ended 7/31/02++                                              (19.31)%
--------------------------------------------------------------------------------
Year Ended 7/31/02                                                      (23.92)
--------------------------------------------------------------------------------
2/5/97* through 7/31/02                                                   0.65
================================================================================

Cumulative Total Return -- Select High Growth Portfolio

2/5/97* through 7/31/02                                                   3.60%
================================================================================

+ It is the Select High Growth Portfolio's policy to distribute dividends and capital gains, if any, annually.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*    Commencement of operations.

                           THE SELECT GROWTH PORTFOLIO

--------------------------------------------------------------------------------
                             Target Asset Allocation
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                                 30%   Bond Funds
                                 70%   Stock Funds

The Select Growth Portfolio seeks long-term growth of capital by investing primarily in funds containing the issues of more established companies.

The Target Asset Allocation set forth above represents an approximate mix of investments for the Select Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Smith Barney Allocation Series' Board of Directors.

(Please note international stocks are subject to certain risks, including currency fluctuations: small-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and are inherently more risky than higher-rated securities and a sector fund invests in a single industry so its shares do not represent a complete investment program and the value of its shares may fluctuate more than shares invested in a broader range of industries. There are also risks associated with investing in other mutual funds rather than directly in portfolio securities.)

--------------------------------------------------------------------------------
                               Index Comparison*
--------------------------------------------------------------------------------

S&P 500**                                                               (18.73)%
Russell 2000(R)***                                                      (18.24)
MSCI EAFE+                                                               (6.36)
Lehman Brothers Government/
   Credit Bond++                                                          3.75

* The chart above represents total returns for the six months ended July 31, 2002.
** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
+ The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
++ The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman Brothers Government/Corporate Bond Index, tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. Please note that an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
                               Performance Update
--------------------------------------------------------------------------------

The Select Growth Portfolio's ("Portfolio") shares, returned negative 15.59% for the six months ended July 31, 2002. The chart that appears on page 8 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented by the Portfolio.

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

The Portfolio seeks long-term growth of capital. Among the Portfolios of the Smith Barney Allocation Series Inc., the Growth Portfolio invests the highest percentage of its assets in large-capitalization stock mutual funds to provide growth. The Portfolio's stock allocation also includes funds that invest in small- and mid-cap stocks(1) and international securities. In addition, a significant portion of the Portfolio is allocated to bonds to help reduce its potential volatility.

__________
(1) Please be aware that investments in mid- and small-cap companies entail greater risk than investments in their large-cap counterparts.

Growth of $10,000 Invested in the Select Growth Portfolio vs. the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Lehman Brothers Government/Credit Bond Index

February 5, 1997 -- July 31, 2002 (unaudited)

   [The following table was depicted as a line chart in the printed material.]

                                                               Lehman Brothers
         Select Growth      S&P      Russell 2000  MSCI EAFE  Government/Creidt
           Portfolio     500 Index       Index       Index        Bond Index
         -------------   ---------       -----       -----    -----------------

 2/5/97     10000          10000         10000       10000        10000
   1/98     11280          12689         11807       11028        11117
   1/99     13120          16814         11851       12635        12086
   1/00     14395          18551         13953       15067        11738
   1/01     14426          18383         14469       13813        13353
   1/02     12499          15415         13949       10249        14355
7/31/02     10551          12528         11404        9597        14893

The chart above represents a hypothetical illustration of $10,000 invested on February 5, 1997 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2002. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index is a composite index that consists of equity total returns for Europe, Australasia and the Far East. The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman Brothers Government/Corporate Bond Index, is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. These Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The chart does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

Historical Performance -- Select Growth Portfolio+


                                 Net Asset Value
                       -------------------------------------    Income       Capital Gain
Period Ended           Beginning of Period     End of Period   Dividends    Distributions    Total Returns
==========================================================================================================
7/31/02                    $   11.29             $  9.53        $  0.00        $   0.00        (15.59)%++
----------------------------------------------------------------------------------------------------------
1/31/02                        13.03               11.29           0.00            0.00        (13.35)
----------------------------------------------------------------------------------------------------------
1/31/01                        13.80               13.03           0.37            0.43          0.22
----------------------------------------------------------------------------------------------------------
1/31/00                        12.87               13.80           0.13            0.17          9.72
----------------------------------------------------------------------------------------------------------
1/31/99                        11.28               12.87           0.11            0.12         16.31
----------------------------------------------------------------------------------------------------------
2/5/97* - 1/31/98              10.00               11.28           0.00            0.00         12.80++
==========================================================================================================
Total                                                           $  0.61        $   0.72
==========================================================================================================

Average Annual Total Returns -- Select Growth Portfolio

Six Months Ended 7/31/02++                            (15.59)%
--------------------------------------------------------------
Year Ended 7/31/02                                    (19.51)
--------------------------------------------------------------
2/5/97* through 7/31/02                                 0.98
==============================================================

Cumulative Total Return -- Select Growth Portfolio

2/5/97* through 7/31/02                                 5.51%
==============================================================
+ It is the Select Growth Portfolio's policy to distribute dividends and capital gains, if any, annually.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*     Commencement of operations.

                          THE SELECT BALANCED PORTFOLIO

--------------------------------------------------------------------------------
                            Target Asset Allocation
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                                 50%   Bond Funds
                                 50%   Stock Funds

The Select Balanced Portfolio seeks a balance of capital growth and income by placing equal emphasis on funds investing in stocks and bonds.

The Target Asset Allocation set forth on the prior page represents an approximate mix of investments for the Select Balanced Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed, from time to time, upon the approval of the Smith Barney Allocation Series' Board of Directors.

(Please note international stocks are subject to certain risks, including currency fluctuations. There are risks associated with investing in other mutual funds rather than directly in portfolio securities.)

--------------------------------------------------------------------------------
                               Index Comparison*
--------------------------------------------------------------------------------

S&P 500**                                                             (18.73)%
Lehman Brothers Government/
   Credit Bond***                                                       3.75
Salomon Smith Barney
   One-Year Treasury Bill+                                              2.02
Salomon Smith Barney
   World Government Bond++                                             13.02

.................................................................................
 * The chart above represents total returns for the six months ended July 31, 2002.
 ** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks.
      Please note that an investor cannot invest directly in an index.
*** The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman Brothers Government/Corporate Bond Index, tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. Please note that an investor cannot invest directly in an index.
 + The Salomon Smith Barney One-Year Treasury Bill Index consists of one One-Year United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.
++ The Salomon Smith Barney World Government Bond Index is a market capitalization-weighted index that tracks the performance of the government bond markets of 14 countries. Please note that an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
                               Performance Update
--------------------------------------------------------------------------------

The Select Balanced Portfolio's ("Portfolio") shares, returned negative 7.80% for the six months ended July 31, 2002. The chart that appears on page 11 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented by the Portfolio.

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

The Portfolio seeks a balance of long-term growth of capital and income, placing equal emphasis on current income and capital appreciation. The Balanced Portfolio, as its name implies, divides its assets roughly between stock and bond mutual funds. The stock funds are primarily large-capitalization, dividend-paying stock funds. The bond portion of the Portfolio is mainly invested in funds that invest in U.S. government and agency securities, as well as mortgage-backed securities.

Growth of $10,000 Invested in the Select Balanced Portfolio vs. the S&P 500 Index, Lehman Brothers Government/Credit Bond Index, Morgan Stanley Capital International EAFE Index++, Salomon Smith Barney World Government Bond Index and Salomon Smith Barney One-Year Treasury Bill Index++
.................................................................................
February 5, 1997 -- July 31, 2002 (unaudited)

   [The following table was depicted as a line chart in the printed material.]

                                           Lehman Brothers                 Salomon Brothers    Salomon Smith Barney
           Select Balanced      S&P       Government/Credit   MSCI EAFE    World Government     One-Year Treasury
              Portfolio      500 Index       Bond Index        Index++        Bond Index           Bill Index++
           ---------------   ---------    -----------------   ---------    ----------------    --------------------
 2/5/97          10000           10000           10000           10000          10000                  10000
   1/98          11280           12689           11117           11028          11111                  10629
   1/99          12381           16814           12086           12635          12863                  11224
   1/00          12961           18551           11738           15067          12164                  11686
   1/01          14201           18383           13353           13813          13585                  12628
   1/02          13544           15415           14355           10249          13218                  13337
7/31/02          12487           12528           14893            9597          14939                  13647

      The chart above represents a hypothetical illustration of $10,000 invested on February 5, 1997 (commencement of operations) assuming reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2002. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman Brothers Government/Corporate Bond Index, is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Morgan Stanley Capital International ("MSCI") EAFE Index is a composite index that consists of equity total returns for Europe, Australasia and the Far East. The Salomon Smith Barney World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. The Salomon Smith Barney One-Year Treasury Bill Index consists of one one-year United States Treasury Bill whose return is tracked until its maturity. These Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The chart does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

 ++ It is the opinion of management that the Salomon Smith Barney One-Year Treasury Bill Index more accurately reflects the current composition of the Select Balanced Portfolio than the MSCI EAFE Index. In future reporting, the Salomon Smith Barney One-Year Treasury Bill Index will be used as a basis of comparison of total return performance rather than the MSCI EAFE Index.

Historical Performance -- Select Balanced Portfolio+
.................................................................................

                                Net Asset Value
                       ------------------------------------    Income      Capital Gain
Period Ended           Beginning of Period    End of Period   Dividends   Distributions     Total Returns
==========================================================================================================
----------------------------------------------------------------------------------------------------------
7/31/02                  $     11.02             $  10.16      $  0.00      $   0.00         (7.80)%++
----------------------------------------------------------------------------------------------------------
1/31/02                        12.35                11.02         0.42          0.34         (4.62)
----------------------------------------------------------------------------------------------------------
1/31/01                        12.13                12.35         0.40          0.50          9.57
----------------------------------------------------------------------------------------------------------
1/31/00                        12.04                12.13         0.22          0.24          4.69
----------------------------------------------------------------------------------------------------------
1/31/99                        11.28                12.04         0.16          0.16          9.76
----------------------------------------------------------------------------------------------------------
2/5/97* - 1/31/98              10.00                11.28         0.00          0.00         12.80++
==========================================================================================================
Total                                                          $  1.20      $   1.24
==========================================================================================================

Average Annual Total Returns -- Select Balanced Portfolio
.................................................................................
Six Months Ended 7/31/02++                                             (7.80)%
--------------------------------------------------------------------------------
Year Ended 7/31/02                                                     (9.53)
--------------------------------------------------------------------------------
2/5/97* through 7/31/02                                                 4.14
================================================================================

Cumulative Total Return -- Select Balanced Portfolio
.................................................................................
2/5/97* through 7/31/02                                                24.87%
================================================================================

+    It is the Select Balanced Portfolio's policy to distribute dividends and capital gains, if any, annually.
++   Total return is not annualized, as it may not be representative of the total return for the year.
* Commencement of operations.

The Select High Growth Portfolio
Schedule of Investments (unaudited)                                July 31, 2002

     Shares                                      Description                                        Value
=============================================================================================================
Underlying Funds -- 99.6%
       149,300  Smith Barney Aggressive Growth Fund Inc.                                        $   9,367,104
       413,471  Smith Barney Funds, Inc. - Large Cap Value Fund                                     5,139,439
       759,426  Smith Barney Income Funds - Smith Barney High Income Fund                           4,556,559
     1,098,892  Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund      9,944,976
     1,528,818  Smith Barney Investment Funds Inc. - Smith Barney Peachtree Growth Fund             9,356,364
       684,167  Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund             4,891,796
       466,138  Smith Barney Investment Series - Smith Barney Growth and Income Fund                5,332,623
       997,890  Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund      15,577,058
       328,847  Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                      5,307,591
     1,859,775  Smith Barney Small Cap Core Fund, Inc.                                             20,234,349
       940,412  Smith Barney World Funds, Inc. - International All Cap Growth Portfolio             9,930,747
-------------------------------------------------------------------------------------------------------------
                Total Underlying Funds (Cost -- $146,841,317)                                      99,638,606
=============================================================================================================

      Face
     Amount                                      Description                                        Value
=============================================================================================================
Repurchase Agreement -- 0.4%
 $     417,000  J.P. Morgan Chase & Co., 1.750% due 8/1/02; Proceeds at maturity -- $417,020;
                  (Fully collateralized by various U.S. government securities, 0.000% to 7.250%
                  due 8/19/02 to 2/15/30; Market value -- $425,341) (Cost -- $417,000)                417,000
=============================================================================================================
                Total Investments -- 100% (Cost -- $147,258,317*)                               $ 100,055,606
=============================================================================================================

*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

The Select Growth Portfolio
Schedule of Investments (unaudited)                                July 31, 2002

     Shares                                      Description                                        Value
=============================================================================================================
Underlying Funds -- 99.7%
     120,776   Smith Barney Aggressive Growth Fund Inc.                                         $   7,577,497
   1,373,041   Smith Barney Funds, Inc. - Large Cap Value Fund                                     17,066,902
   2,642,562   Smith Barney Income Funds - Smith Barney High Income Fund                           15,855,374
     876,378   Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund         8,614,799
     983,933   Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund       8,904,590
   1,438,120   Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund        17,501,918
   2,201,801   Smith Barney Investment Funds Inc. - Smith Barney Peachtree Growth Fund             13,475,021
   1,008,509   Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund              7,210,842
   1,522,158   Smith Barney Investment Series - Smith Barney Growth and Income Fund                17,413,490
   1,087,308   Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund       16,972,873
     543,474   Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                       8,771,673
     799,746   Smith Barney Small Cap Core Fund, Inc.                                               8,701,231
   1,369,056   Smith Barney World Funds, Inc. - International All Cap Growth Portfolio             14,457,233
-------------------------------------------------------------------------------------------------------------
               Total Underlying Funds (Cost -- $240,793,898)                                      162,523,443
=============================================================================================================

      Face
     Amount                                      Description                                        Value
=============================================================================================================
Repurchase Agreement -- 0.3%
 $   460,000   J.P. Morgan Chase & Co., 1.750% due 8/1/02; Proceeds at maturity -- $460,022;
                 (Fully collateralized by various U.S. government securities, 0.000% to 7.250%
                 due 8/19/02 to 2/15/30; Market value -- $469,201) (Cost -- $460,000)                 460,000
=============================================================================================================
               Total Investments -- 100% (Cost -- $241,253,898*)                                $ 162,983,443
=============================================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

The Select Balanced Portfolio
Schedule of Investments (unaudited)                                July 31, 2002

     Shares                                       Description                                       Value
=============================================================================================================
Underlying Funds -- 99.6%
 2,169,288     Smith Barney Appreciation Fund Inc.                                              $  24,729,877
 2,142,021     Smith Barney Fundamental Value Fund Inc.                                            23,090,985
   933,378     Smith Barney Funds, Inc. - Large Cap Value Fund                                     11,601,887
 3,184,925     Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                          13,440,383
 1,912,417     Smith Barney Income Funds - Smith Barney Convertible Fund                           24,555,435
 6,325,320     Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund          40,039,279
 2,019,420     Smith Barney Income Funds - Smith Barney Premium Total Return Fund                  23,889,735
 2,704,049     Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund        26,580,801
 1,040,197     Smith Barney Investment Series - Smith Barney Growth and Income Fund                11,899,856
 2,219,000     Smith Barney Managed Governments Fund Inc.                                          28,558,533
 1,420,988     Smith Barney World Funds, Inc. - Global Government Bond Portfolio                   14,977,215
 1,152,513     Smith Barney World Funds, Inc. - International All Cap Growth Portfolio             12,170,541
-------------------------------------------------------------------------------------------------------------
               Total Underlying Funds (Cost -- $313,262,043)                                      255,534,527
-------------------------------------------------------------------------------------------------------------

     Face
    Amount                                        Description                                       Value
=============================================================================================================
Repurchase Agreement -- 0.4%
 $1,096,000    J.P. Morgan Chase & Co., 1.750% due 8/1/02; Proceeds at maturity -- $1,096,053;
                 (Fully collateralized by various U.S. government securities, 0.000% to 7.250%
                 due 8/19/02 to 2/15/30; Market value -- $1,117,924) (Cost -- $1,096,000)           1,096,000
=============================================================================================================
               Total Investments -- 100% (Cost -- $314,358,043*)                                $ 256,630,527
=============================================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)                   July 31, 2002

                                                                          Select         Select          Select
                                                                       High Growth       Growth         Balanced
                                                                        Portfolio       Portfolio       Portfolio
===================================================================================================================
Assets:
   Investments, at cost                                               $ 147,258,317   $ 241,253,898   $ 314,358,043
===================================================================================================================
   Investments, at value                                              $ 100,055,606   $ 162,983,443   $ 256,630,527
   Cash                                                                         303              74             302
   Dividends and interest receivable                                             20              22          25,246
-------------------------------------------------------------------------------------------------------------------
   Total Assets                                                         100,055,929     162,983,539     256,656,075
-------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Fund shares purchased                                         27,937         132,029          55,497
   Accrued expenses                                                          91,538         138,492         174,732
-------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                        119,475         270,521         230,229
===================================================================================================================
Total Net Assets                                                      $  99,936,454   $ 162,713,018   $ 256,425,846
===================================================================================================================
Net Assets:
   Par value of capital shares                                        $      11,557   $      17,066   $      25,233
   Capital paid in excess of par value                                  154,636,542     215,969,896     302,914,314
   Undistributed net investment income                                    1,146,461      18,238,785      14,784,566
   Accumulated net realized gain (loss) from security transactions       (8,655,395)      6,757,726      (3,570,751)
   Net unrealized depreciation of investments                           (47,202,711)    (78,270,455)    (57,727,516)
===================================================================================================================
Total Net Assets                                                      $  99,936,454   $ 162,713,018   $ 256,425,846
===================================================================================================================
Shares Outstanding                                                       11,556,506      17,066,230      25,232,672
-------------------------------------------------------------------------------------------------------------------
Net Asset Value                                                       $        8.65   $        9.53   $       10.16
-------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Statements of Operations (unaudited)    For the Six Months Ended July 31, 2002

                                                                         Select           Select            Select
                                                                       High Growth        Growth           Balanced
                                                                        Portfolio        Portfolio         Portfolio
======================================================================================================================
Investment Income:
   Income distributions from Underlying Funds                        $      372,061    $   2,094,039     $   4,845,292
   Interest                                                                   4,471            6,466            14,341
----------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                  376,532        2,100,505         4,859,633
----------------------------------------------------------------------------------------------------------------------
Expenses:
   Other expenses                                                           216,695          340,794           494,569
----------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                           216,695          340,794           494,569
---------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                       159,837        1,759,711         4,365,064
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 3):
   Realized Gain (Loss) From:
     Security transactions                                               (2,984,528)      (1,942,774)         (666,648)
     Capital gain distributions from Underlying Funds                            --               --           475,508
----------------------------------------------------------------------------------------------------------------------
   Net Realized Loss                                                     (2,984,528)      (1,942,774)         (191,140)
----------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation of Investments:
     Beginning of period                                                (25,058,650)     (47,014,752)      (30,900,963)
     End of period                                                      (47,202,711)     (78,270,455)      (57,727,516)
----------------------------------------------------------------------------------------------------------------------
   Increase in Net Unrealized Depreciation                              (22,144,061)     (31,255,703)      (26,826,553)
----------------------------------------------------------------------------------------------------------------------
Net Loss on Investments                                                 (25,128,589)     (33,198,477)      (27,017,693)
======================================================================================================================
Decrease in Net Assets From Operations                               $  (24,968,752)   $ (31,438,766)    $ (22,652,629)
======================================================================================================================

                       See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)
                                          For the Six Months Ended July 31, 2002

                                                                            Select           Select           Select
                                                                          High Growth        Growth          Balanced
                                                                           Portfolio        Portfolio        Portfolio
=========================================================================================================================
Operations:
   Net investment income                                                $      159,837    $   1,759,711    $    4,365,064
   Net realized loss                                                        (2,984,528)      (1,942,774)         (191,140)
   Increase in net unrealized depreciation                                 (22,144,061)     (31,255,703)      (26,826,553)
-------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Operations                                  (24,968,752)     (31,438,766)      (22,652,629)
-------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 7):
   Net proceeds from sale of shares                                            508,756        1,159,876         8,555,140
   Cost of shares reacquired                                               (11,176,212)     (18,508,489)      (20,961,487)
-------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                     (10,667,456)     (17,348,613)      (12,406,347)
-------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                     (35,636,208)     (48,787,379)      (35,058,976)

Net Assets:
   Beginning of period                                                     135,572,662      211,500,397       291,484,822
=========================================================================================================================
   End of period*                                                       $   99,936,454    $ 162,713,018    $  256,425,846
=========================================================================================================================
* Includes undistributed net investment income of:                      $    1,146,461    $  18,238,785    $   14,784,566
=========================================================================================================================

                       See Notes to Financial Statements.

                       For the Year Ended January 31, 2002

                                                                                     Select            Select           Select
                                                                                   High Growth         Growth          Balanced
                                                                                    Portfolio         Portfolio        Portfolio
==================================================================================================================================
Operations:
   Net investment income                                                          $     987,069    $   5,055,906     $  10,422,738
   Net realized loss                                                                 (5,445,723)      (1,574,567)       (2,767,376)
   Increase in net unrealized depreciation                                          (25,150,097)     (39,020,896)      (20,520,886)
----------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Operations                                           (29,608,751)     (35,539,557)      (12,865,524)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net investment income                                                             (7,753,214)              --       (10,427,228)
   Net realized gains                                                                (7,175,788)              --        (8,600,987)
----------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders                        (14,929,002)              --       (19,028,215)
----------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 7):
   Net proceeds from sale of shares                                                   3,581,894        6,255,211        30,189,886
   Net asset value of shares issued for in connection with the transfer of
     Smith Barney Allocation Series -- Select Income Portfolio's net
        assets (Note 5)                                                                      --               --        21,942,027
   Net asset value of shares issued in connection with the transfer of
     Smith Barney Allocation Series -- Select Conservative Portfolio's
        net assets (Note 5)                                                                  --               --        54,348,260
   Net asset value of shares issued for reinvestment of dividends                    14,929,002               --        19,028,215
   Cost of shares reacquired                                                        (20,970,430)     (31,641,360)      (30,482,119)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                                                         (2,459,534)     (25,386,149)       95,026,269
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                                   (46,997,287)     (60,925,706)       63,132,530

Net Assets:
   Beginning of year                                                                182,569,949      272,426,103       228,352,292
==================================================================================================================================
   End of year*                                                                   $ 135,572,662    $ 211,500,397     $ 291,484,822
==================================================================================================================================
* Includes undistributed net investment income of:                                $     986,624    $  16,479,074     $  10,419,502
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The Select High Growth, Select Growth and Select Balanced Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney Allocation Series Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these portfolios and six other separate investment portfolios: Global, High Growth, Growth, Balanced, Conservative and Income Portfolios. The Portfolios invest in other mutual funds ("Underlying Funds") managed by Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans. The financial statements and financial highlights for the other portfolios are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; (c) dividend income and short-term capital gains from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on the accrual basis; (d) long-term capital gains from the Underlying Funds are recorded on the ex-dividend date as realized gains; (e) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At January 31, 2002, reclassifications were made to the capital accounts of the Select High Growth, Select Growth and Select Balanced Portfolios to reflect gains available for distributions under income permanent book/tax differences and income and tax regulations. Accordingly, a portion of accumulated net realized loss amounting to $504,585 was reclassified to paid-in capital of the Select Balanced Portfolio. Net investment income, net realized gains and net assets were not affected by these changes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Travelers Investment Adviser, Inc. ("TIA"), another subsidiary of SSBH, acts as the investment manager for the Fund. Each Portfolio pays TIA a monthly fee calculated at an annual rate of 0.35% on the average daily net assets. From this fee all expenses of the Fund are deducted, except for extraordinary expenses. If expenses exceed the 0.35% fee, this amount is paid on behalf of the Fund by TIA.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPCGlobal Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended July 31, 2002, each Portfolio paid transfer agent fees of $2,500 to CTB.

All officers and two directors of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended July 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                         Purchases             Sales
================================================================================
Select High Growth                               $    383,663      $ 11,277,659
Select Growth                                              --        16,003,837
Select Balanced                                     1,626,829         8,520,824
================================================================================

At July 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                  Net Unrealized
Portfolio                  Appreciation        Depreciation        Depreciation
--------------------------------------------------------------------------------

Select High Growth         $  3,171,634       $ (50,374,345)      $ (47,202,711)
Select Growth                 4,817,384         (83,087,839)        (78,270,455)
Select Balanced               2,234,557         (59,962,073)        (57,727,516)
--------------------------------------------------------------------------------

4. Repurchase Agreements

The Portfolios purchase (and their custodian takes possession of) U.S. government securities from banks and security dealers subject to agreements to resell the securities to sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Transfer of Net Assets

On April 30, 2001, the Select Balanced Portfolio acquired the assets and liabilities of the Smith Barney Allocation Series -- Select Income Portfolio and Select Conservative Portfolio ("Portfolios") pursuant to a plan of reorganization approved by Portfolios' shareholders on February 12, 2001. Total shares issued by the Select Balanced Portfolio, the total net assets of the Portfolios and total net assets of the Select Balanced Portfolio on the date of the transfer were as follows:

                                     Shares Issued by the        Total Net Assets     Total Net Assets of the
Acquired Portfolio                 Select Balanced Portfolio     of the Portfolios   Select Balanced Portfolio
==============================================================================================================
Select Income Portfolio                      1,808,906            $     21,942,027    $           224,622,872
Select Conservative Portfolio                4,480,483            $     54,348,260    $           224,622,872
==============================================================================================================

The total net assets of the Select Income Portfolio and Select Conservative Portfolio before acquisition included unrealized depreciation of $(2,000,457) and $(3,153,313), respectively. Total net assets of the Select Balanced Portfolio immediately after the transfer were $300,913,159. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

6. Capital Loss Carryforwards

At January 31, 2002, the Select High Growth, Select Growth and Select Balanced Portfolios had, for Federal income tax purposes, approximately $5,256,000, $1,225,000 and $2,949,000, respectively, of capital loss carryforwards available to offset future capital gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs on January 31, of the year indicated:

Portfolio                    2008          2009         2010            Total
================================================================================
Select High Growth                --           --   $  5,256,000     $ 5,256,000
Select Growth                     --           --      1,225,000       1,225,000
Select Balanced           $  173,000    $  25,000      2,751,000       2,949,000
================================================================================

7. Capital Shares

At July 31, 2002, the Fund had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares for each portfolio were as follows:

                                                                         Six Months Ended      Year Ended
                                                                          July 31, 2002     January 31, 2002
=============================================================================================================
SELECT HIGH GROWTH PORTFOLIO
   Shares sold                                                                   48,665          296,932
   Shares issued on reinvestment                                                     --        1,346,275
   Shares reacquired                                                         (1,136,176)      (1,829,590)
-------------------------------------------------------------------------------------------------------------
   Net Decrease                                                              (1,087,511)        (186,383)
=============================================================================================================
SELECT GROWTH PORTFOLIO
   Shares sold                                                                  109,693          541,444
   Shares issued on reinvestment                                                     --               --
   Shares reacquired                                                         (1,769,048)      (2,731,379)
-------------------------------------------------------------------------------------------------------------
   Net Decrease                                                              (1,659,355)      (2,189,935)
=============================================================================================================
SELECT BALANCED PORTFOLIO
   Shares sold                                                                  782,126        2,621,321
   Net asset value of shares issued in connection with the transfer of the Smith Barney Allocation Series -- Select Income
     Portfolio's net assets (Note 5)                                                 --        1,808,906
   Net asset value of shares issued in connection with the transfer of the Smith Barney Allocation Series -- Select Conservative
     Portfolio's net assets (Note 5)                                                 --        4,480,483
   Shares issued on reinvestment                                                     --        1,718,899
   Shares reacquired                                                         (1,993,116)      (2,682,069)
-------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease)                                                   (1,210,990)       7,947,540
=============================================================================================================

Financial Highlights

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select High Growth Portfolio                     2002(1)        2002(2)      2001(2)     2000(2)     1999(2)     1998(2)(3)
================================================================================================================================
Net Asset Value, Beginning of Period           $  10.72       $   14.23    $   15.16   $   13.02    $   11.06    $   10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)                        0.02            0.08         0.65        0.60         0.13         0.26
   Net realized and unrealized gain (loss)        (2.09)          (2.37)       (0.84)       1.78         1.94         0.80
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               (2.07)          (2.29)       (0.19)       2.38         2.07         1.06
--------------------------------------------------------------------------------------------------------------------------------
Less Distribution From:
   Net investment income                             --           (0.63)       (0.39)      (0.07)       (0.07)          --
   Net realized gains                                --           (0.59)       (0.35)      (0.17)       (0.04)          --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  --           (1.22)       (0.74)      (0.24)       (0.11)          --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $   8.65       $   10.72    $   14.23   $   15.16    $   13.02    $   11.06
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                     (19.31)%++      (16.39)%      (1.33)%     18.46%       18.79%       10.60%++
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $ 99,936       $ 135,573    $ 182,570   $ 148,033    $  75,780    $  27,071
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                        0.35%+          0.35%        0.35%       0.35%        0.35%        0.35%+
   Net investment income                           0.26+           0.66         4.33        4.30         1.08         2.41+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               0%              5%           7%          0%          19%          43%
================================================================================================================================

(1)  For six months ended July 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from February 5, 1997 (commencement of operations) to January 31, 1998.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select Growth Portfolio                       2002(1)(2)        2002(2)      2001(2)       2000(2)       1999(2)      1998(2)(3)
===================================================================================================================================
Net Asset Value, Beginning of Period          $   11.29       $   13.03    $   13.80     $   12.87     $   11.28      $   10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)                        0.10            0.26         0.58          0.51          0.27           0.44
   Net realized and unrealized gain (loss)        (1.86)          (2.00)       (0.55)         0.72          1.55           0.84
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               (1.76)          (1.74)        0.03          1.23          1.82           1.28
-----------------------------------------------------------------------------------------------------------------------------------
Less Distribution From:
   Net investment income                             --              --        (0.37)        (0.13)        (0.11)            --
   Net realized gains                                --              --        (0.43)        (0.17)        (0.12)            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  --              --        (0.80)        (0.30)        (0.23)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $    9.53       $   11.29    $   13.03     $   13.80     $   12.87      $   11.28
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                     (15.59)%++      (13.35)%       0.22%         9.72%        16.31%         12.80%++
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $ 162,713       $ 211,500    $ 272,426     $ 236,028     $ 129,929      $  45,982
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets
   Expenses                                        0.35%+          0.35%        0.35%         0.35%         0.35%          0.35%+
   Net investment income                           1.81+           2.21         4.29          3.85          2.29           4.11+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               0%              6%           4%            0%           10%            43%
===================================================================================================================================

Select Balanced Portfolio                       2002(1)         2002(2)      2001(2)       2000(2)       1999(2)      1998(2)(3)
===================================================================================================================================
Net Asset Value, Beginning of Period          $   11.02       $   12.35    $   12.13     $   12.04     $   11.28      $   10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)                        0.19            0.43         0.60          0.48          0.42           0.64
   Net realized and unrealized gain (loss)        (1.05)          (1.00)        0.52          0.07          0.66           0.64
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               (0.86)          (0.57)        1.12          0.55          1.08           1.28
-----------------------------------------------------------------------------------------------------------------------------------
Less Distribution From:
   Net investment income                             --           (0.42)       (0.40)        (0.22)        (0.16)            --
   Net realized gains                                --           (0.34)       (0.50)        (0.24)        (0.16)            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  --           (0.76)       (0.90)        (0.46)        (0.32)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $   10.16       $   11.02    $   12.35     $   12.13     $   12.04      $   11.28
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      (7.80)%++       (4.62)%       9.57%         4.69%         9.76%         12.80%++
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $ 256,426       $ 291,485    $ 228,352     $ 192,922     $ 133,796      $  45,071
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets
   Expenses                                        0.35%+          0.35%        0.35%         0.35%         0.35%          0.35%+
   Net investment income                           3.09+           3.77         4.90          3.92          3.64           5.89+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               1%             10%           1%            0%            7%            19%
===================================================================================================================================

(1)  For the six months ended July 31, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from February 5, 1997 (commencement of operations) to January 31, 1998.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

Directors

H. John Ellis
R. Jay Gerken
Armon E. Kamesar
Stephen E. Kaufman
Heath B. McLendon, Chairman
John J. Murphy

Walter E. Auch, Emeritus
Martin Brody, Emeritus

Officers

Heath B. McLendon
Chief Executive Officer

R. Jay Gerken
Executive Vice President

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

Investment Manager

Travelers Investment
  Adviser, Inc.

Custodian

State Street Bank and
  Trust Company

Smith Barney
Allocation Series Inc.

125 Broad Street
10th Floor, MF-2
New York, New York 10004

This report is submitted for the general information of the owners of the Smith Barney Allocation Series Inc.: Select High Growth, Select Growth and Select Balanced Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses, as well as other pertinent information.

                                                            SALOMON SMITH BARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

                                                               Member NASD, SIPC
                                              (C) 2002 Salomon Smith Barney Inc.
                                                                    FD01325 9/02

                                                                         02-3760